UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 7.35%
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)	$560,000	$590,251
American Express Credit Account Master Trust
2019-1, 2.870%, 10/15/2024	780,000	795,647
Asset Backed Funding Certificates
2004-OPT3, 3.210% (1 Month LIBOR USD + 0.780%), 11/25/2033 (c)	301,145	300,524
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042 (b)	786,508	800,145
Carlyle Global Market Strategies
2017-1A, 3.892% (3 Month LIBOR USD + 1.300%), 04/20/2031 (b)(c)	1,375,000	1,378,285
Cedar Funding VI CLO Ltd.
3.682% (3 Month LIBOR USD + 1.090%), 10/20/2028 (b)(c)	1,480,000	1,477,212
Centex Home Equity Loan Trust
2005-D M3, 2.910% (1 Month LIBOR USD + 0.480%), 10/25/2035 (c)	435,000	437,879
2005-D M4, 3.040% (1 Month LIBOR USD + 0.610%), 10/25/2035 (c)	390,000	385,311
Chase Issuance Trust
2016-A2, 1.370%, 06/15/2021	1,450,000	1,449,426
2012-A4, 1.580%, 08/15/2021	1,790,000	1,786,499
Citibank Credit Card Issuance Trust
2018-A1, 2.490%, 01/20/2023	1,790,000	1,798,437
Citigroup Mortgage Loan Trust, Inc.
2006-WFH4, 2.710% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	227,000	226,437
CWABS, Inc.
2004-5, 2.930% (1 Month LIBOR USD + 0.500%), 10/25/2034 (c)	357,017	355,741
Dewolf Park Clo Ltd.
2017-1A, 3.807% (3 Month LIBOR USD + 1.210%), 10/15/2030 (b)(c)	1,700,000	1,704,542
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	264,370	265,296
EquiFirst Mortgage Loan Trust
2003-2, 3.563% (1 Month LIBOR USD + 1.125%), 09/25/2033 (c)	288,824	290,441
GM Financial Automobile Leasing Trust
2019-1, 2.910%, 04/20/2021	710,000	712,588
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 3.742% (3 Month LIBOR USD + 1.150%), 11/28/2030 (b)(c)	1,525,000	1,524,966
Home Equity Mortgage Trust
2004-5, 4.030% (1 Month LIBOR USD + 1.600%), 02/25/2035 (c)	21,598	21,573
Hyundai Auto Lease Securitization Trust
2019-A, 2.920%, 07/15/2021 (b)	980,000	985,037
JP Morgan Mortgage Acquisition Trust
2007-CH1, 2.710% (1 Month LIBOR USD + 0.280%), 11/25/2036 (c)	310,000	309,443
Madison Park Funding XVIII Ltd.
2015-18A, 3.782% (3 Month LIBOR USD + 1.190%), 10/21/2030 (b)(c)	2,000,000	2,004,382
Madison Park Funding XXVI Ltd.
2007-26A, 3.782% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)	1,355,000	1,354,743
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 3.630% (1 Month LIBOR USD + 1.200%), 05/25/2033 (c)	140,896	141,621
Navient Student Loan Trust
2017-3A, 2.730% (1 Month LIBOR USD + 0.300%), 07/26/2066 (b)(c)	94,956	94,908
2018-3A, 2.700% (1 Month LIBOR USD + 0.270%), 03/25/2067 (b)(c)	139,095	138,994
Octagon Investment Partners 30 Ltd.
2017-1A, 3.912% (3 Month LIBOR USD + 1.320%), 03/17/2030 (b)(c)	550,000	551,277
Permanent Master Issuer PLC
2018-1A, 2.977% (3 Month LIBOR USD + 0.380%), 07/15/2058 (b)(c)	250,000	249,804
Popular ABS Mortgage Pass-Through Trust
2005-2, 2.690% (1 Month LIBOR USD + 0.260%), 04/25/2035 (c)	137,360	137,406
RASC Trust
2005-EMX2, 3.080% (1 Month LIBOR USD + 0.650%), 07/25/2035 (c)	177,357	179,276
2005-KS12, 2.890% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	390,000	389,744
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024 (b)	11,260	11,261
Structured Asset Investment Loan Trust
2004-8, 2.980% (1 Month LIBOR USD + 0.550%), 09/25/2034 (c)	216,516	214,748
Structured Asset Securities Corp.
2005-NC1, 2.950% (1 Month LIBOR USD + 0.520%), 02/25/2035 (c)	440,000	442,781

Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 2.860% (1 Month LIBOR USD + 0.430%), 05/25/2035 (c)	19,585	19,650
2006-AM1, 2.590% (1 Month LIBOR USD + 0.160%), 04/25/2036 (c)	31,005	31,029
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039 (b)	93,500	93,922
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042 (b)	146,093	147,387
2017-2A, 3.520%, 06/20/2042 (b)	488,650	488,798
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)	61,198	62,247
2016-2, 2.750%, 08/25/2055 (b)(d)	57,986	58,087
2016-3, 2.250%, 04/25/2056 (b)(d)	49,718	49,418
2017-5, 3.030% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)	1,013,074	1,012,210
2017-2, 2.750%, 04/25/2057 (b)(d)	319,465	319,211
2017-4, 2.750%, 06/25/2057 (b)(d)	345,897	346,208
2017-3, 2.750%, 07/25/2057 (b)(d)	648,649	648,997
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021 (b)	228,470	227,896
Voya CLO Ltd.
2014-2A, 3.838% (3 Month LIBOR USD + 1.250%), 04/17/2030 (b)(c)	1,380,000	1,381,674
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2004-1, 2.730% (1 Month LIBOR USD + 0.300%), 04/25/2034 (c)	206,001	203,423
Wind River CLO Ltd.
2017-2A, 3.822% (3 Month LIBOR USD + 1.230%), 07/20/2030 (b)(c)	1,440,000	1,444,522
TOTAL ASSET BACKED SECURITIES (Cost $29,771,966)		30,041,304

CORPORATE BONDS - 20.47%
Accommodation - 0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027 (b)	117,000	111,320
Beverage and Tobacco Product Manufacturing - 1.50%
Altria Group, Inc.
4.400%, 02/14/2026	483,000	502,000
4.800%, 02/14/2029 (f)	1,444,000	1,510,595
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,006,000	1,061,746
4.700%, 02/01/2036	300,000	310,018
4.600%, 04/15/2048	420,000	417,989
4.750%, 04/15/2058	755,000	755,300
5.800%, 01/23/2059	1,375,000	1,598,236
		6,155,884
Broadcasting (except Internet) - 1.08%
Comcast Corp.
3.700%, 04/15/2024	595,000	621,213
3.950%, 10/15/2025	838,000	889,010
4.000%, 08/15/2047	635,000	639,205
4.950%, 10/15/2058	915,000	1,051,439
Discovery Communications LLC
2.950%, 03/20/2023	1,220,000	1,220,418
		4,421,285
Chemical Manufacturing - 1.24%
AbbVie, Inc.
3.200%, 11/06/2022	45,000	45,522
4.700%, 05/14/2045	580,000	566,724
Bayer US Finance II LLC
3.875%, 12/15/2023 (b)	1,840,000	1,871,651
Bristol-Myers Squibb Co.
3.400%, 07/26/2029 (b)	930,000	952,986
Church & Dwight Co., Inc.
2.450%, 08/01/2022	500,000	497,343
DowDuPont, Inc.
3.766%, 11/15/2020	1,110,000	1,128,358
		5,062,584
Clothing and Clothing Accessories Stores - 0.11%
L Brands, Inc.
5.250%, 02/01/2028	315,000	282,319
6.875%, 11/01/2035	200,000	175,000
		457,319
Computer and Electronic Product Manufacturing - 1.52%
Apple, Inc.
3.000%, 06/20/2027 (f)	1,200,000	1,205,255
4.650%, 02/23/2046 (f)	675,000	766,936
Dell International LLC
5.450%, 06/15/2023 (b)	1,085,000	1,153,694

6.020%, 06/15/2026 (b)	570,000	616,429
4.900%, 10/01/2026 (b)	1,734,000	1,775,636
Microchip Technology, Inc.
4.333%, 06/01/2023 (b)	690,000	709,634
		6,227,584
Credit Intermediation and Related Activities - 3.05%
Bank of America Corp.
2.738% to 01/23/2021, then 3 Month LIBOR USD + 0.370%, 01/23/2022 (a)	755,000	755,778
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)	810,000	826,493
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)	630,000	652,418
4.330% to 03/15/2049, then 3 Month LIBOR USD + 1.520%, 03/15/2050 (a)	825,000	873,346
Capital One Financial Corp.
2.500%, 05/12/2020	245,000	244,570
Citigroup, Inc.
2.700%, 03/30/2021	775,000	775,828
4.050%, 07/30/2022	65,000	67,303
3.200%, 10/21/2026	1,095,000	1,090,699
4.300%, 11/20/2026	890,000	923,343
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)	795,000	818,269
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)	455,000	455,252
Fifth Third Bancorp
3.650%, 01/25/2024	703,000	731,531
General Motors Financial Co., Inc.
3.700%, 11/24/2020	525,000	529,398
3.200%, 07/06/2021	150,000	149,874
5.100%, 01/17/2024	670,000	699,602
HSBC Bank USA, NA
4.875%, 08/24/2020	480,000	491,845
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,251,890
3.882% to 07/24/2037, then 3 Month LIBOR USD + 1.360%, 07/24/2038 (a)	490,000	494,272
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	649,720
		12,481,431
Data Processing, Hosting and Related Services - 0.40%
Hewlett Packard Enterprise Co.
2.100%, 10/04/2019 (b)	1,075,000	1,072,912
3.600%, 10/15/2020	565,000	571,793
		1,644,705
Food and Beverage Stores - 0.29%
Kroger Co.
2.800%, 08/01/2022	1,000,000	1,004,574
5.400%, 01/15/2049	170,000	181,380
		1,185,954
Funds, Trusts, and Other Financial Vehicles - 0.02%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	66,219
General Merchandise Stores - 0.16%
JC Penney Corp., Inc.
5.650%, 06/01/2020	1,000	795
Walmart, Inc.
3.250%, 07/08/2029	615,000	635,529
		636,324
Health and Personal Care Stores - 0.87%
CVS Health Corp.
4.300%, 03/25/2028	2,037,000	2,099,748
5.050%, 03/25/2048 (f)	1,440,000	1,466,991
		3,566,739
Hospitals - 0.41%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	495,000	530,342
Encompass Health Corp.
5.750%, 09/15/2025	420,000	428,400
HCA, Inc.
5.250%, 06/15/2026	660,000	709,797
		1,668,539
Insurance Carriers and Related Activities - 0.94%
American International Group, Inc.
3.300%, 03/01/2021	674,000	680,745
3.900%, 04/01/2026	646,000	662,580
AXA Equitable Holdings, Inc.
4.350%, 04/20/2028	1,494,000	1,538,556
5.000%, 04/20/2048 (f)	545,000	549,908

Prudential Financial, Inc.
4.500% to 09/15/2027, then 3 Month LIBOR USD + 2.380%, 09/15/2047 (a)	426,000	414,285
		3,846,074
Machinery Manufacturing - 0.35%
General Electric Co.
3.100%, 01/09/2023	317,000	316,938
5.000% to 01/21/2021, then 3 Month LIBOR USD + 3.330% (a)(f)(h)	1,189,000	1,108,404
		1,425,342
Merchant Wholesalers, Durable Goods - 0.20%
TransDigm, Inc.
6.250%, 03/15/2026 (b)	780,000	798,525
Merchant Wholesalers, Nondurable Goods - 0.07%
Cardinal Health, Inc.
3.079%, 06/15/2024	305,000	303,683
Miscellaneous Manufacturing - 0.14%
Boston Scientific Corp.
3.450%, 03/01/2024 (f)	567,000	582,917
Oil and Gas Extraction - 0.49%
Concho Resources, Inc.
4.875%, 10/01/2047	445,000	468,751
Enterprise Products Operating LLC
5.375% to 02/15/2028, then 3 Month LIBOR USD + 2.570%, 02/15/2078 (a)	761,000	687,019
Noble Energy, Inc.
4.150%, 12/15/2021	843,000	868,398
		2,024,168
Petroleum and Coal Products Manufacturing - 0.36%
Marathon Oil Corp.
4.400%, 07/15/2027	1,410,000	1,463,751
Pipeline Transportation - 1.18%
Energy Transfer Operating LP
4.150%, 10/01/2020	250,000	253,843
3.600%, 02/01/2023	600,000	606,672
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(h)	785,000	727,471
5.800%, 06/15/2038	665,000	708,962
6.250%, 04/15/2049 (f)	675,000	756,303
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	755,000	785,759
MPLX LP
4.700%, 04/15/2048	945,000	898,701
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	97,255
		4,834,966
Professional, Scientific, and Technical Services - 0.38%
International Business Machines Corp.
4.150%, 05/15/2039 (f)	755,000	774,450
4.250%, 05/15/2049	765,000	780,713
		1,555,163
Real Estate - 0.42%
American Tower Corp.
2.800%, 06/01/2020	670,000	670,118
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,046,397
		1,716,515
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.07%
BAT Capital Corp.
2.764%, 08/15/2022 (f)	790,000	783,841
3.222%, 08/15/2024	615,000	608,906
4.540%, 08/15/2047	590,000	530,999
Goldman Sachs Group, Inc.
2.600%, 04/23/2020	285,000	284,941
2.875%, 02/25/2021	50,000	50,218
3.850%, 01/26/2027	1,375,000	1,405,385
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028 (a)	590,000	593,614
3.814% to 04/23/2028, then 3 Month LIBOR USD + 1.158%, 04/23/2029 (a)	1,375,000	1,389,788
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)	470,000	464,983
5.150%, 05/22/2045	375,000	409,036
Morgan Stanley
2.750%, 05/19/2022	1,000,000	999,938
3.750%, 02/25/2023	1,380,000	1,425,461
3.950%, 04/23/2027	935,000	954,498
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)	1,290,000	1,301,659
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)(f)	875,000	894,618
5.450% to 07/15/2019, then 3 Month LIBOR USD + 3.610% (a)(h)	320,000	320,400

S&P Global, Inc.
3.300%, 08/14/2020	131,000	132,038
		12,550,323
Support Activities for Mining - 0.04%
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	156,187
Telecommunications - 1.44%
AT&T, Inc.
3.400%, 05/15/2025	345,000	349,506
4.350%, 06/15/2045 (f)	220,000	209,623
5.450%, 03/01/2047	795,000	874,506
4.500%, 03/09/2048	545,000	524,746
Charter Communications Operating LLC
5.050%, 03/30/2029	1,455,000	1,554,497
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	826,680
3.800%, 02/15/2028	700,000	707,349
Verizon Communications, Inc.
3.618% (3 Month LIBOR USD + 1.100%), 05/15/2025 (a)	825,000	830,945
		5,877,852
Transportation Equipment Manufacturing - 0.39%
General Motors Co.
3.365% (3 Month LIBOR USD + 0.800%), 08/07/2020 (a)	1,100,000	1,102,260
United Technologies Corp.
3.950%, 08/16/2025	480,000	506,884
		1,609,144
Utilities - 0.32%
Kinder Morgan, Inc.
5.550%, 06/01/2045	835,000	906,831
Southern Co.
2.950%, 07/01/2023	388,000	389,983
		1,296,814
TOTAL CORPORATE BONDS (Cost $81,822,379)		83,727,311

FOREIGN CORPORATE BONDS - 8.28%
Computer and Electronic Product Manufacturing - 0.24%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025	950,000	980,942
Credit Intermediation and Related Activities - 4.96%
Avolon Holdings Funding Ltd.
3.950%, 07/01/2024 (b)(f)	770,000	764,533
Banco Santander SA
3.800%, 02/23/2028	585,000	575,398
Banque Federative du Credit Mutuel SA
2.700%, 07/20/2022 (b)	1,770,000	1,771,919
Barclays Bank PLC
10.179%, 06/12/2021 (b)	1,950,000	2,200,045
Barclays PLC
3.905% (3 Month LIBOR USD + 1.380%), 05/16/2024 (a)	895,000	880,322
4.375%, 01/12/2026	360,000	364,757
Beijing State-Owned Assets Management Hong Kong Co. Ltd.
4.125%, 05/26/2025	596,000	613,894
BPCE SA
2.750%, 01/11/2023 (b)	1,365,000	1,360,259
Credit Agricole SA/London
3.601% (3 Month LIBOR USD + 1.020%), 04/24/2023 (a)(b)	745,000	741,997
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)(f)	1,145,000	1,139,739
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)	250,000	249,745
HSBC Holdings PLC
2.650%, 01/05/2022 (f)	765,000	763,785
3.520% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)	400,000	399,254
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)	1,110,000	1,095,531
Lloyds Banking Group PLC
3.100%, 07/06/2021 (f)	405,000	407,114
Nationwide Building Society
4.302% to 03/08/2028, then 3 Month LIBOR USD + 1.452%, 03/08/2029 (a)(b)	340,000	346,751
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	835,000	890,898
3.875%, 09/12/2023	835,000	840,588
4.445% to 05/08/2029, then 3 Month LIBOR USD + 1.871%, 05/08/2030 (a)	2,000,000	2,016,025
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (b)	495,000	493,409

Telefonica Emisiones SA
5.520%, 03/01/2049	685,000	735,682
UBS Group Funding Switzerland AG
2.859% to 08/15/2022, then 3 Month LIBOR USD + 0.954%, 08/15/2023 (a)(b)	500,000	497,225
4.125%, 09/24/2025 (b)(f)	1,100,000	1,153,770
		20,302,640
Food Manufacturing - 0.18%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)	730,000	728,175
Funds, Trusts, and Other Financial Vehicles - 0.22%
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	881,306
Management of Companies and Enterprises - 0.31%
Bank of Ireland Group PLC
4.500%, 11/25/2023 (b)	1,245,000	1,283,584
Merchant Wholesalers, Durable Goods - 0.02%
Johnson Controls International PLC
3.900%, 02/14/2026	79,000	81,470
Merchant Wholesalers, Nondurable Goods - 0.30%
Allergan Funding SCS
3.450%, 03/15/2022	1,211,000	1,218,757
Mining (except Oil and Gas) - 0.12%
Anglo American Capital PLC
4.500%, 03/15/2028 (b)	480,000	481,403
Miscellaneous Manufacturing - 0.55%
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,875,000	1,859,991
3.200%, 09/23/2026	405,000	400,056
		2,260,047
Oil and Gas Extraction - 0.36%
Petroleos Mexicanos
6.500%, 03/13/2027	1,464,000	1,476,005
Rental and Leasing Services - 0.05%
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	203,000
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.63%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (b)	510,000	538,687
AIB Group PLC
4.263% to 04/10/2024, then 3 Month LIBOR USD + 1.874%, 04/10/2025 (a)(b)	1,995,000	2,022,784
		2,561,471
Telecommunications - 0.27%
Vodafone Group PLC
3.591% (3 Month LIBOR USD + 0.990%), 01/16/2024 (a)	1,095,000	1,093,893
Utilities - 0.07%
Empresa de Transmision Electrica SA
5.125%, 05/02/2049 (b)	285,000	294,890
TOTAL FOREIGN CORPORATE BONDS (Cost $33,574,970)		33,847,583

FOREIGN GOVERNMENT NOTES/BONDS - 4.51%
Argentine Republic Government International Bond
4.625%, 01/11/2023	463,000	343,777
6.875%, 01/26/2027	435,000	314,124
Bolivian Government International Bond
4.500%, 03/20/2028 (b)	815,000	782,408
Brazilian Government International Bond
2.625%, 01/05/2023	560,000	547,120
5.625%, 02/21/2047	220,000	221,570
Colombia Government International Bond
4.000%, 02/26/2024	390,000	402,577
3.875%, 04/25/2027	150,000	152,179
Costa Rica Government International Bond
7.158%, 03/12/2045	795,000	765,196
Dominican Republic International Bond
5.875%, 04/18/2024 (b)	505,000	532,149
6.875%, 01/29/2026 (b)	410,000	454,948
Guatemala Government Bond
4.375%, 06/05/2027 (b)	600,000	579,300
Hungary Government International Bond
7.625%, 03/29/2041 (f)	550,000	843,228
Indonesia Government International Bond
3.700%, 01/08/2022 (b)	830,000	843,121
4.350%, 01/08/2027 (b)	150,000	156,219

Kazakhstan Government International Bond
5.125%, 07/21/2025 (b)	290,000	319,498
Mexico Government International Bond
4.150%, 03/28/2027 (f)	200,000	204,172
4.350%, 01/15/2047	625,000	588,288
Morocco Government International Bond
4.250%, 12/11/2022 (b)	475,000	492,516
5.500%, 12/11/2042 (b)	150,000	163,734
Namibia International Bonds
5.250%, 10/29/2025 (b)	585,000	570,495
Oman Government International Bond
3.875%, 03/08/2022 (b)	290,000	280,801
5.375%, 03/08/2027 (b)	350,000	319,201
6.500%, 03/08/2047 (b)	150,000	124,879
Panama Government International Bond
4.500%, 05/15/2047	150,000	162,339
Paraguay Government International Bond
4.700%, 03/27/2027 (b)	590,000	617,662
Peruvian Government International Bond
8.750%, 11/21/2033	400,000	630,400
Qatar Government International Bond
3.250%, 06/02/2026 (b)	450,000	454,512
4.625%, 06/02/2046 (b)	150,000	163,582
Republic of South Africa Government International Bond
4.875%, 04/14/2026	490,000	491,897
4.850%, 09/27/2027	919,000	904,250
4.300%, 10/12/2028	150,000	141,469
5.000%, 10/12/2046	150,000	135,500
Romanian Government International Bond
6.125%, 01/22/2044 (b)	555,000	658,902
Saudi Government International Bond
3.250%, 10/26/2026 (b)	150,000	148,154
4.500%, 10/26/2046 (b)	150,000	148,884
Serbia International Bond
4.875%, 02/25/2020 (b)	705,000	713,054
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)	830,000	826,896
Turkey Government International Bond
5.750%, 03/22/2024	894,000	830,441
6.125%, 10/24/2028	400,000	358,738
Uruguay Government International Bond
4.375%, 10/27/2027	490,000	516,036
5.100%, 06/18/2050	490,000	527,980
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $18,471,201)		18,432,196

NON-AGENCY MORTGAGE BACKED SECURITIES - 6.68%
BX Commercial Mortgage Trust
2018-IND, 3.340% (1 Month LIBOR USD + 0.900%), 11/15/2035 (b)(c)	938,003	938,197
2018-IND, 3.540% (1 Month LIBOR USD + 1.100%), 11/15/2035 (b)(c)	580,668	580,802
CGMS Commercial Mortgage Trust
2017-B1, 3.458%, 08/15/2050	370,000	385,992
Citigroup Commercial Mortgage Trust
2013-GC11, 3.732%, 04/10/2046 (d)	455,000	464,412
2013-GC17, 5.095%, 11/10/2046 (d)	145,000	157,400
2014-GC25, 1.000%, 10/10/2047 (d)(e)	1,517,145	68,538
2015-GC27, 1.370%, 02/10/2048 (d)(e)	1,155,370	68,551
2016-GC36, 3.616%, 02/10/2049	200,000	210,496
2017-C4 A-1, 2.121%, 10/12/2050	295,350	293,557
2017-C4 A-4, 3.471%, 10/12/2050	480,000	501,087
2018-C6, 3.300%, 11/10/2051	509,076	519,170
COMM Mortgage Trust
2014-UBS2, 3.472%, 03/10/2047	726,614	744,291
2014-CR16, 0.993%, 04/10/2047 (d)(e)	1,359,486	54,791
2014-LC15, 1.107%, 04/10/2047 (d)(e)	1,553,005	67,823
2014-CR17, 1.016%, 05/10/2047 (d)(e)	1,168,775	48,014
2014-UBS3, 1.099%, 06/10/2047 (d)(e)	926,425	42,987
2014-UBS6, 0.940%, 12/10/2047 (d)(e)	1,800,051	67,434
2014-CR21, 3.987%, 12/10/2047	220,000	230,225
2015-LC21, 3.708%, 07/10/2048	100,000	105,436
2015-CR25, 3.759%, 08/10/2048	340,000	359,496
2017-COR2, 2.111%, 09/10/2050	199,688	199,034
CSAIL Commercial Mortgage Trust
2015-C3, 4.105%, 08/15/2048 (d)	350,000	359,814

2016-C7, 3.502%, 11/15/2049	275,000	285,548
2019-C15, 4.053%, 03/15/2052	215,000	233,876
2015-C2, 0.786%, 06/15/2057 (d)(e)	1,640,144	58,954
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047 (b)(d)	1,745,699	1,768,056
FREMF Mortgage Trust
2015-K718, 3.539%, 02/25/2048 (b)(d)	580,000	591,920
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045	405,000	421,933
2012-GCJ9, 3.747%, 11/10/2045 (b)	345,000	350,729
2014-GC18, 1.021%, 01/10/2047 (d)(e)	4,026,219	158,785
2014-GC26, 1.004%, 11/10/2047 (d)(e)	2,398,266	102,587
2015-GC32, 3.764%, 07/10/2048	105,000	111,253
2015-GC34, 3.278%, 10/10/2048	131,000	135,034
2015-GC34, 3.506%, 10/10/2048	370,000	386,459
2015-GS1, 4.421%, 11/10/2048 (d)	205,000	210,604
2019-GC38, 3.968%, 02/10/2052	310,000	336,723
Impac Secured Assets Trust
2006-2, 2.930% (1 Month LIBOR USD + 0.500%), 08/25/2036 (c)	50,000	49,951
JP Morgan Chase Commercial Mortgage Securities Trust
2013-LC11, 3.499%, 04/15/2046	375,000	379,573
2011-C5, 5.375%, 08/15/2046 (b)(d)	305,000	320,168
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046 (b)(d)	1,032,862	1,046,090
2017-1, 3.500%, 01/25/2047 (b)(d)	259,581	262,241
2017-2, 3.500%, 05/25/2047 (b)(d)	156,379	158,382
2017-3, 3.500%, 08/25/2047 (b)(d)	1,078,237	1,092,046
2017-4, 3.500%, 11/25/2048 (b)(d)	979,003	991,542
JP Morgan Trust
2015-3, 3.500%, 05/25/2045 (b)(d)	223,278	226,295
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048	320,000	338,272
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	293,884	292,258
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046	585,806	587,925
2015-C24, 3.732%, 05/15/2048	220,000	232,471
2015-C25, 3.635%, 10/15/2048	320,000	336,306
2017-C34, 2.109%, 11/15/2052	412,769	411,044
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	212,385
2019-L2, 4.071%, 03/15/2052	325,000	354,968
Morgan Stanley Mortgage Loan Trust
2004-6AR, 4.455% (1 Month LIBOR USD + 2.025%), 07/25/2034 (c)	274,741	282,562
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032 (b)	445,000	451,743
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045 (b)(d)	533,901	541,445
2015-3, 3.500%, 07/25/2045 (b)(d)	654,648	663,953
2017-2, 3.500%, 02/25/2047 (b)(d)	1,134,142	1,151,857
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	208,575
2017-C4 A1, 2.129%, 10/15/2050	264,812	263,823
2017-C4 A4, 3.563%, 10/15/2050	400,000	419,235
2018-C15, 3.321%, 12/15/2051	218,544	222,677
2018-C14, 3.379%, 12/15/2051	805,013	824,598
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	308,703	310,803
Verus Securitization Trust
2019-INV1, 3.402%, 12/25/2059 (b)(d)	500,503	508,648
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045	305,000	317,302
2015-C28, 3.540%, 05/15/2048	375,000	391,613
2015-C29, 3.637%, 06/15/2048	130,000	136,744
2016-LC24, 2.942%, 10/15/2049	280,000	282,550
2016-NXS6, 2.918%, 11/15/2049	300,000	302,098
2017-C39, 3.418%, 09/15/2050	260,000	270,619
2017-C40, 2.110%, 10/15/2050	189,309	188,564
2019-C49, 4.023%, 03/15/2052	185,000	200,651
2016-LC25, 3.640%, 12/15/2059	315,000	331,992
WFRBS Commercial Mortgage Trust
2014-LC14, 1.229%, 03/15/2047 (d)(e)	911,830	40,518
2014-C22, 0.833%, 09/15/2057 (d)(e)	3,465,213	118,758
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $27,397,955)		27,343,253

AGENCY MORTGAGE BACKED SECURITIES - 29.12%
Fannie Mae Connecticut Avenue Securities
2017-C03, 5.430% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)	300,000	315,572
2017-C04, 5.280% (1 Month LIBOR USD + 2.850%), 11/25/2029 (c)	364,000	377,289
2017-C05, 4.630% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)	480,000	484,890
2017-C06, 5.230% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)	350,000	360,898
2017-C07, 4.930% (1 Month LIBOR USD + 2.500%), 05/25/2030 (c)	1,030,000	1,045,522
2018-C01, 4.680% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)	780,000	788,568
2018-C02, 4.630% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)	650,000	654,658
Fannie Mae or Freddie Mac
#TBA, 4.000%, 05/25/2048	1,615,000	1,666,857
Fannie Mae Pool
254908, 5.000%, 09/01/2023	41,233	43,519
255320, 5.000%, 07/01/2024	7,084	7,476
MA0023, 5.000%, 04/01/2029	14,128	14,911
MA0096, 4.500%, 06/01/2029	8,303	8,697
AE0205, 5.000%, 03/01/2030	15,570	16,433
AB3000, 4.500%, 05/01/2031	19,266	20,412
BM3905, 5.000%, 08/01/2031	106,550	112,454
720679, 5.000%, 06/01/2033	14,629	15,713
725027, 5.000%, 11/01/2033	8,844	9,505
888283, 5.000%, 08/01/2034	41,155	44,227
735484, 5.000%, 05/01/2035	12,424	13,349
830722, 5.000%, 07/01/2035	32,985	35,136
735925, 5.000%, 10/01/2035	35,989	38,683
836427, 5.000%, 10/01/2035	19,473	20,917
900527, 6.000%, 09/01/2036	2,117	2,340
915320, 6.000%, 03/01/2037	22,732	24,809
889757, 5.000%, 02/01/2038	18,192	19,548
962343, 5.000%, 03/01/2038	19,274	20,681
929301, 5.000%, 04/01/2038	14,761	15,847
257161, 5.500%, 04/01/2038	35,776	38,917
982126, 5.000%, 05/01/2038	33,792	36,306
995681, 6.000%, 05/01/2038	3,390	3,718
889579, 6.000%, 05/01/2038	22,840	25,645
889533, 5.500%, 06/01/2038	30,034	32,778
AB0131, 5.000%, 12/01/2038	10,970	11,785
995245, 5.000%, 01/01/2039	36,061	38,690
995906, 5.000%, 03/01/2039	13,443	14,423
BC4575, 5.500%, 04/01/2039	63,681	69,547
995838, 5.500%, 05/01/2039	89,841	98,053
AL0070, 5.000%, 07/01/2039	21,512	23,077
AD1656, 4.500%, 03/01/2040	46,104	49,313
932586, 4.500%, 03/01/2040	33,452	35,780
190404, 4.500%, 05/01/2040	82,891	88,658
AD7406, 5.000%, 07/01/2040	14,495	15,620
AD9173, 4.000%, 08/01/2040	348,198	362,502
AD8529, 4.500%, 08/01/2040	82,441	88,178
AB1335, 4.500%, 08/01/2040	7,010	7,499
AB1389, 4.500%, 08/01/2040	78,339	83,783
MA0510, 4.500%, 09/01/2040	874	935
AE8714, 3.500%, 11/01/2040	38,072	39,131
890310, 4.500%, 12/01/2040	17,130	18,323
AH3952, 4.000%, 01/01/2041	192,264	200,167
AL0791, 4.000%, 02/01/2041	66,020	69,172
AE0954, 4.500%, 02/01/2041	58,158	62,208
AH7196, 4.500%, 03/01/2041	575,532	615,275
AL0245, 4.000%, 04/01/2041	13,265	13,912
AL0065, 4.500%, 04/01/2041	26,741	28,598
AI1170, 5.000%, 04/01/2041	222,583	239,862
AB2817, 5.000%, 04/01/2041	13,592	14,648
AL0214, 5.000%, 04/01/2041	15,498	16,698
AB3194, 4.500%, 06/01/2041	27,207	29,105
AI4891, 4.500%, 06/01/2041	306,709	328,111
AH7395, 4.500%, 06/01/2041	12,792	13,526
AH1662, 4.500%, 07/01/2041	37,493	40,109
890603, 5.000%, 08/01/2041	88,714	95,309
AJ1959, 4.500%, 10/01/2041	709,048	757,045
AL1547, 4.500%, 11/01/2041	14,349	15,320
AJ9278, 3.500%, 12/01/2041	15,173	15,595
AJ6346, 3.500%, 12/01/2041	42,063	43,229

AX5302, 4.000%, 01/01/2042	31,581	32,878
AK2415, 4.000%, 02/01/2042	55,759	58,045
AK6744, 4.000%, 03/01/2042	89,478	93,157
AK6743, 4.000%, 03/01/2042	78,453	81,679
AK9393, 3.500%, 04/01/2042	31,239	32,108
AK6568, 3.500%, 04/01/2042	75,017	77,105
AO1214, 3.500%, 04/01/2042	185,519	190,682
AL4029, 4.500%, 04/01/2042	77,219	82,573
AL1886, 3.248% (12 Month LIBOR USD + 1.759%), 06/01/2042 (c)	38,547	39,405
AO9553, 4.000%, 07/01/2042	234,578	242,959
AL7306, 4.500%, 09/01/2042	41,265	44,135
AP8743, 3.500%, 10/01/2042	457,154	469,878
AP7363, 4.000%, 10/01/2042	302,754	315,206
AL3714, 3.500%, 01/01/2043	43,418	44,626
AL2897, 3.500%, 01/01/2043	55,882	57,428
AQ9330, 3.500%, 01/01/2043	59,953	61,699
AL5930, 4.500%, 01/01/2043	213,975	228,888
AB7965, 3.500%, 02/01/2043	32,446	33,349
AB8897, 3.000%, 04/01/2043	351,969	355,247
AT1001, 3.500%, 04/01/2043	30,106	31,199
AT2021, 3.500%, 04/01/2043	31,945	33,013
AB9046, 3.500%, 04/01/2043	85,849	88,834
AB9341, 3.000%, 05/01/2043	57,215	57,748
AB9260, 3.500%, 05/01/2043	99,330	102,040
AR7218, 3.000%, 06/01/2043	172,400	174,006
AU1628, 3.000%, 07/01/2043	2,854	2,880
AS0203, 3.000%, 08/01/2043	138,476	139,766
AS0205, 3.000%, 08/01/2043	205,285	207,197
AU0949, 3.500%, 08/01/2043	60,626	63,039
AS0212, 3.500%, 08/01/2043	74,686	77,197
AU3751, 4.000%, 08/01/2043	164,274	172,090
AU6857, 4.000%, 09/01/2043	79,796	83,898
AS0531, 4.000%, 09/01/2043	86,810	91,214
AU4658, 4.500%, 09/01/2043	24,013	25,238
MA1600, 3.500%, 10/01/2043	43,889	45,086
AS1042, 4.000%, 11/01/2043	80,107	83,919
AL4450, 4.500%, 12/01/2043	36,361	38,419
AS1333, 4.500%, 12/01/2043	37,572	39,680
AS1559, 4.000%, 01/01/2044	46,459	48,785
AS2516, 4.500%, 05/01/2044	42,283	44,676
AS2751, 4.500%, 06/01/2044	52,013	54,964
MA1926, 4.500%, 06/01/2044	38,312	40,487
BM1761, 4.000%, 08/01/2044	285,425	296,724
AL6223, 4.500%, 08/01/2044	36,779	38,860
AX0118, 4.000%, 09/01/2044	261,692	274,965
AX2491, 4.000%, 10/01/2044	35,347	36,702
AS3467, 4.000%, 10/01/2044	49,417	51,317
AL6432, 4.000%, 01/01/2045	70,969	73,840
AL6520, 4.000%, 02/01/2045	291,161	302,287
AL9578, 4.000%, 06/01/2045	248,587	258,928
AZ0862, 3.500%, 07/01/2045	156,217	159,936
AZ0814, 3.500%, 07/01/2045	79,279	81,852
BM1953, 3.500%, 08/01/2045	161,557	166,237
AZ4775, 3.500%, 10/01/2045	45,888	46,981
AS6311, 3.500%, 12/01/2045	66,122	67,696
AS6464, 3.500%, 01/01/2046	60,030	62,048
AS6795, 4.000%, 03/01/2046	304,643	316,000
BC0305, 4.000%, 03/01/2046	184,129	191,007
BC0835, 4.000%, 04/01/2046	333,526	345,993
AS7248, 4.000%, 05/01/2046	233,036	241,746
AS7200, 4.500%, 05/01/2046	57,814	60,710
AS7388, 3.500%, 06/01/2046	148,739	152,211
AL8735, 4.000%, 06/01/2046	321,855	333,910
AS7401, 4.000%, 06/01/2046	175,693	182,260
AL9282, 4.000%, 06/01/2046	281,628	292,126
BC7146, 3.000%, 07/01/2046	449,891	453,919
AS7492, 4.000%, 07/01/2046	150,656	156,286
AS7801, 3.500%, 08/01/2046	427,468	437,301
BM3932, 3.500%, 10/01/2046	325,126	332,598
AS8661, 4.000%, 01/01/2047	283,937	294,521
AS8659, 4.000%, 01/01/2047	199,301	206,750
BE2975, 4.000%, 01/01/2047	298,198	310,216
AS8699, 4.000%, 01/01/2047	108,606	112,658

AS8700, 4.500%, 01/01/2047	106,584	111,890
MA2872, 4.500%, 01/01/2047	204,747	214,947
AL9879, 3.500%, 02/01/2047	2,553,850	2,630,020
BE5475, 3.500%, 02/01/2047	152,555	156,036
AL9916, 4.000%, 02/01/2047	346,926	359,578
BD7081, 4.000%, 03/01/2047	705,005	731,302
AS8966, 4.000%, 03/01/2047	172,114	178,542
AS8982, 4.500%, 03/01/2047	52,228	54,833
MA2959, 3.500%, 04/01/2047	342,283	350,106
BD7165, 4.000%, 04/01/2047	2,279,717	2,364,744
BM5348, 3.500%, 05/01/2047	183,836	187,900
AS9536, 3.500%, 05/01/2047	232,480	237,791
BM5347, 3.500%, 05/01/2047	337,103	344,184
CA0180, 3.500%, 05/01/2047	202,995	207,361
BE3619, 4.000%, 05/01/2047	503,797	522,606
MA3008, 4.500%, 05/01/2047	75,531	79,284
AS9829, 3.500%, 06/01/2047	213,564	218,449
MA3027, 4.000%, 06/01/2047	1,851,774	1,920,760
AS9831, 4.000%, 06/01/2047	382,913	397,191
BE3702, 4.000%, 06/01/2047	261,586	271,338
MA3057, 3.500%, 07/01/2047	596,613	610,261
BE3767, 3.500%, 07/01/2047	222,846	227,943
CA0062, 4.000%, 07/01/2047	346,094	359,019
MA3088, 4.000%, 08/01/2047	329,983	342,298
CA0237, 4.000%, 08/01/2047	468,765	486,230
MA3121, 4.000%, 09/01/2047	540,733	560,793
MA3149, 4.000%, 10/01/2047	206,212	213,886
BJ0276, 4.500%, 10/01/2047	41,914	43,977
BH9392, 3.500%, 11/01/2047	2,632,514	2,687,606
MA3210, 3.500%, 12/01/2047	541,850	554,245
BJ1662, 3.500%, 12/01/2047	121,987	124,542
BH7058, 3.500%, 12/01/2047	500,776	512,233
BM2005, 4.000%, 12/01/2047	3,869,286	4,013,079
BM3392, 4.000%, 01/01/2048	600,251	622,534
BJ8783, 3.500%, 02/01/2048	311,056	318,003
CA1535, 3.500%, 02/01/2048	118,482	121,174
CA1218, 4.500%, 02/01/2048	199,772	209,637
BJ0650, 3.500%, 03/01/2048	218,290	223,194
BJ0648, 3.500%, 03/01/2048	214,711	219,507
BM3590, 3.500%, 03/01/2048	316,924	326,611
BK2009, 4.000%, 04/01/2048	178,040	184,049
BM3900, 4.000%, 04/01/2048	286,039	296,294
CA1710, 4.500%, 05/01/2048	333,748	350,088
MA3384, 4.000%, 06/01/2048	390,521	404,645
MA3415, 4.000%, 07/01/2048	414,712	428,666
CA2056, 4.500%, 07/01/2048	277,814	291,469
CA2057, 4.500%, 07/01/2048	166,687	174,880
MA3443, 4.000%, 08/01/2048	373,818	387,415
BK4764, 4.000%, 08/01/2048	375,155	388,781
CA2204, 4.500%, 08/01/2048	2,265,490	2,376,846
BK7608, 4.000%, 09/01/2048	519,817	538,724
BM2007, 4.000%, 09/01/2048	518,049	536,062
BM4991, 4.000%, 09/01/2048	327,119	338,170
CA2491, 4.500%, 10/01/2048	3,572,011	3,747,416
BM4835, 3.500%, 11/01/2048	3,952,589	4,031,613
BN1628, 4.500%, 11/01/2048	2,431,210	2,541,957
MA3522, 4.500%, 11/01/2048	2,290,611	2,394,572
BN3899, 4.000%, 12/01/2048	386,345	400,021
Fannie Mae REMICS
2012-114, 3.720% (1 Month LIBOR USD + 6.150%), 03/25/2040 (c)(e)	1,356,459	102,408
2012-70, 3.570% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)	1,139,916	212,650
2012-149, 4.000%, 01/25/2043 (e)	973,221	180,328
2014-90, 3.720% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)	1,111,627	207,936
2016-03, 4.000%, 02/25/2046 (e)	844,685	156,852
Freddie Mac Gold Pool
Z6-0023, 5.500%, 12/01/2022	98,879	105,775
G1-3122, 5.000%, 04/01/2023	660	681
D9-6037, 5.000%, 05/01/2023	34,045	35,954
C9-0846, 5.500%, 08/01/2024	105,015	112,340
C9-0918, 5.000%, 09/01/2025	175,867	185,729
D9-7472, 5.500%, 12/01/2027	2,679	2,866
G1-4953, 3.500%, 01/01/2029	45,389	46,818
C9-1267, 5.000%, 09/01/2029	35,779	37,806

G0-1772, 5.000%, 02/01/2035	2,527	2,718
G0-1883, 5.000%, 08/01/2035	2,006	2,158
A6-8761, 5.500%, 09/01/2037	2,448	2,619
G0-3535, 5.500%, 10/01/2037	987	1,082
G0-3812, 5.500%, 02/01/2038	1,336	1,457
G0-4471, 5.500%, 07/01/2038	3,478	3,789
G0-4449, 5.500%, 07/01/2038	5,605	6,045
A8-1743, 5.500%, 09/01/2038	5,552	5,939
A8-2657, 5.500%, 10/01/2038	5,829	6,236
A8-2134, 6.000%, 10/01/2038	2,292	2,573
G0-5205, 5.000%, 01/01/2039	17,416	18,725
A8-6315, 4.500%, 05/01/2039	35,506	37,985
A8-6521, 4.500%, 05/01/2039	59,407	63,563
A9-3617, 4.500%, 08/01/2040	9,235	9,886
A9-3485, 5.000%, 08/01/2040	86,682	93,480
C0-3531, 4.000%, 10/01/2040	29,346	30,571
A9-6592, 4.000%, 02/01/2041	123,922	129,089
Q0-0285, 4.500%, 04/01/2041	10,298	11,024
Q0-0876, 4.500%, 05/01/2041	72,956	78,088
Q0-0950, 5.000%, 05/01/2041	11,920	12,854
Q0-2173, 4.500%, 07/01/2041	43,145	46,187
Q0-3705, 4.000%, 10/01/2041	18,821	19,446
Q0-4674, 4.000%, 12/01/2041	182,627	190,268
C0-3795, 3.500%, 04/01/2042	312,538	322,059
Q0-7726, 4.000%, 04/01/2042	382,027	398,008
Q0-9004, 3.500%, 06/01/2042	32,609	33,539
C0-9004, 3.500%, 07/01/2042	36,764	37,812
Q0-9896, 3.500%, 08/01/2042	46,548	47,876
Q1-1348, 3.500%, 09/01/2042	66,583	68,482
Q1-4869, 3.000%, 01/01/2043	93,784	94,807
Q1-8305, 3.500%, 05/01/2043	34,259	35,219
Q1-9475, 3.500%, 06/01/2043	71,834	73,844
G6-0030, 3.500%, 07/01/2043	159,882	164,439
Q2-0857, 3.500%, 08/01/2043	33,879	35,198
Q2-0780, 3.500%, 08/01/2043	51,486	53,392
G0-7459, 3.500%, 08/01/2043	36,361	37,398
G0-8541, 3.500%, 08/01/2043	71,022	73,009
V8-0509, 4.000%, 10/01/2043	42,416	44,324
G6-0174, 4.000%, 10/01/2043	93,753	97,669
G0-8558, 4.000%, 11/01/2043	56,830	59,122
Q2-6367, 4.000%, 05/01/2044	12,181	12,766
Q2-5885, 4.500%, 05/01/2044	48,588	51,081
Q2-6513, 4.500%, 06/01/2044	31,596	33,524
Q2-9916, 4.000%, 11/01/2044	81,223	84,392
Q4-5219, 3.500%, 01/01/2045	273,916	280,836
G0-7961, 3.500%, 03/01/2045	57,338	59,305
G0-8633, 4.000%, 03/01/2045	115,508	120,007
G0-8636, 3.500%, 04/01/2045	85,993	88,099
G0-8637, 4.000%, 04/01/2045	71,486	74,259
Q3-3869, 4.000%, 06/01/2045	29,638	30,794
Q3-5225, 3.500%, 08/01/2045	48,682	49,874
G0-8659, 3.500%, 08/01/2045	237,064	242,872
G0-8660, 4.000%, 08/01/2045	261,744	271,793
V8-1873, 4.000%, 08/01/2045	59,388	61,672
V8-1992, 4.000%, 10/01/2045	272,219	282,595
G0-8672, 4.000%, 10/01/2045	49,902	51,812
G0-8676, 3.500%, 11/01/2045	106,336	108,941
G6-0480, 4.500%, 11/01/2045	34,096	36,201
G0-8681, 3.500%, 12/01/2045	77,489	79,387
G0-8682, 4.000%, 12/01/2045	88,076	91,432
Q3-8470, 4.000%, 01/01/2046	57,405	59,588
Q3-8473, 4.000%, 01/01/2046	90,621	94,073
G0-8694, 4.000%, 02/01/2046	53,928	55,991
Q3-9434, 3.500%, 03/01/2046	16,820	17,251
Q3-9644, 3.500%, 03/01/2046	419,613	429,858
G0-8693, 3.500%, 03/01/2046	18,628	19,083
Q3-9438, 4.000%, 03/01/2046	269,375	279,637
G0-8699, 4.000%, 03/01/2046	142,261	147,677
G0-8702, 3.500%, 04/01/2046	192,014	196,658
Q4-0718, 3.500%, 05/01/2046	509,702	521,345
Q4-0375, 3.500%, 05/01/2046	117,700	120,547
G0-8706, 3.500%, 05/01/2046	89,979	92,149
G0-8708, 4.500%, 05/01/2046	99,952	105,200

Q4-1208, 3.500%, 06/01/2046	242,340	248,164
Q4-5458, 4.000%, 08/01/2046	184,394	191,418
G0-8735, 4.500%, 10/01/2046	153,144	160,899
G0-8743, 4.000%, 01/01/2047	122,038	126,688
Q4-6279, 3.500%, 02/01/2047	189,539	194,005
Q4-6283, 4.000%, 02/01/2047	257,718	267,272
G0-8752, 4.000%, 03/01/2047	85,839	89,106
Q4-6539, 4.500%, 03/01/2047	55,022	57,793
G0-8757, 3.500%, 04/01/2047	41,009	41,976
G0-8758, 4.000%, 04/01/2047	675,921	701,636
G0-8759, 4.500%, 04/01/2047	70,139	73,682
G0-8762, 4.000%, 05/01/2047	546,198	566,978
V8-3204, 4.500%, 05/01/2047	140,057	147,132
G0-8767, 4.000%, 06/01/2047	446,269	463,255
Q4-9100, 4.000%, 07/01/2047	403,385	418,739
Q4-9394, 4.500%, 07/01/2047	345,713	363,192
Q4-9888, 3.500%, 08/01/2047	202,130	206,742
G0-8774, 3.500%, 08/01/2047	261,231	267,387
Q5-0035, 3.500%, 08/01/2047	265,493	271,680
G0-8775, 4.000%, 08/01/2047	581,926	604,076
G6-1228, 4.000%, 08/01/2047	450,247	468,317
G0-8779, 3.500%, 09/01/2047	899,130	920,319
Q5-1268, 3.500%, 10/01/2047	157,846	161,565
G0-8784, 3.500%, 10/01/2047	178,623	182,832
G0-8785, 4.000%, 10/01/2047	446,175	463,159
G6-1631, 3.500%, 11/01/2047	466,090	477,240
Q5-2319, 3.500%, 11/01/2047	249,319	255,318
G6-1467, 4.000%, 11/01/2047	749,677	777,832
G0-8789, 4.000%, 11/01/2047	185,112	192,387
Q5-3535, 3.500%, 01/01/2048	317,889	325,299
G6-1281, 3.500%, 01/01/2048	270,108	276,883
G0-8801, 4.000%, 02/01/2048	275,353	285,758
Q5-4463, 4.000%, 02/01/2048	244,131	253,623
G6-7710, 3.500%, 03/01/2048	424,184	437,114
G0-8805, 4.000%, 03/01/2048	331,026	343,111
G0-8814, 4.000%, 05/01/2048	182,840	189,816
G0-8818, 4.500%, 06/01/2048	459,769	482,751
G0-8823, 3.500%, 07/01/2048	154,517	157,856
G0-8831, 4.000%, 08/01/2048	393,232	406,698
G0-8832, 4.500%, 08/01/2048	286,916	301,107
G6-1578, 4.500%, 08/01/2048	3,552,313	3,728,135
G6-1606, 4.500%, 09/01/2048	2,224,702	2,335,729
G0-8841, 3.500%, 10/01/2048	321,375	328,447
G0-8842, 4.000%, 10/01/2048	186,918	193,209
G0-8847, 4.000%, 11/01/2048	187,416	193,580
Q5-9893, 4.000%, 11/01/2048	1,650,146	1,711,750
G6-1840, 4.000%, 12/01/2048	168,272	174,581
G0-8853, 4.500%, 12/01/2048	2,545,142	2,669,764
Q6-1925, 4.000%, 03/01/2049	270,933	280,625
Freddie Mac REMICS
4610, 3.000%, 06/15/2041 (e)	2,973,923	230,935
4073, 3.560% (1 Month LIBOR USD + 6.000%), 07/15/2042 (c)(e)	1,150,477	198,789
4122, 4.000%, 10/15/2042 (e)	1,208,757	222,275
4159, 3.710% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)	567,872	114,030
4459, 4.000%, 08/15/2043 (e)	1,093,495	171,774
4583, 3.560% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)	1,257,662	226,601
4623, 3.560% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)	922,977	194,856
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 5.880% (1 Month LIBOR USD + 3.450%), 10/25/2029 (c)	1,290,000	1,388,478
2017-HQA2, 5.080% (1 Month LIBOR USD + 2.650%), 12/25/2029 (c)	500,000	514,540
2017-DNA3, 4.930% (1 Month LIBOR USD + 2.500%), 03/25/2030 (c)	285,000	292,353
2017-HQA3, 4.780% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)	700,000	712,877
2018-DNA1, 4.230% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)	570,000	566,768
2018-HQA1, 4.730% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)	970,000	977,055
Ginnie Mae
#TBA, 4.000%, 05/20/2048	850,000	879,219
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	60,792	62,713
MA0783M, 3.500%, 02/20/2043	83,252	86,244
784689C, 3.500%, 04/20/2043	3,040,414	3,134,593
MA0934M, 3.500%, 04/20/2043	61,337	63,274
MA1376M, 4.000%, 10/20/2043	92,831	97,327
MA1861M, 3.625% (1 Year CMT Rate + 1.500%), 04/20/2044 (c)	258,361	264,669

MA2893M, 4.000%, 06/20/2045	44,719	46,662
MA3035M, 4.000%, 08/20/2045	26,524	27,741
MA3245M, 4.000%, 11/20/2045	112,971	118,437
MA3663M, 3.500%, 05/20/2046	160,987	165,817
MA3803M, 3.500%, 07/20/2046	64,818	66,763
MA4510M, 3.500%, 06/20/2047	306,971	315,975
MA4511M, 4.000%, 06/20/2047	356,493	370,489
MA4586M, 3.500%, 07/20/2047	421,967	434,297
MA4587M, 4.000%, 07/20/2047	187,297	194,624
MA4652M, 3.500%, 08/20/2047	283,447	291,695
MA4778M, 3.500%, 10/20/2047	61,589	63,367
MA4962M, 3.500%, 01/20/2048	275,549	283,438
MA5263M, 3.500%, 06/20/2048	77,945	80,176
MA5398M, 4.000%, 08/20/2048	190,163	197,021
MA5529M, 4.500%, 10/20/2048	2,632,923	2,739,341
MA5530M, 5.000%, 10/20/2048	2,406,699	2,520,368
MA5596M, 4.500%, 11/20/2048	316,157	329,084
MA5710M, 4.000%, 01/20/2049	419,730	434,919
MA5711M, 4.500%, 01/20/2049	281,511	293,662
MA5765M, 5.000%, 02/20/2049	1,585,700	1,665,177
MA5816M, 3.500%, 03/20/2049	218,914	225,180
MA5817M, 4.000%, 03/20/2049	323,527	335,167
Government National Mortgage Association
2016-91, 3.809%, 07/20/2046	949,624	202,799
2012-147, 2.599%, 04/16/2054 (d)	90,084	91,055
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $117,617,767)		119,131,840

MUNICIPAL BONDS - 0.13%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	34,663
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	284,375
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	205,661
TOTAL MUNICIPAL BONDS (Cost $500,472)		524,699

U.S. GOVERNMENT AGENCY ISSUES - 0.10%
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	425,167
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $397,219)		425,167

U.S. GOVERNMENT NOTES/BONDS - 21.61%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2021	7,926,145	7,849,731
3.625%, 04/15/2028	565,801	723,731
0.750%, 07/15/2028	4,538,877	4,699,196
3.875%, 04/15/2029	1,986,996	2,648,321
2.125%, 02/15/2040	1,758,270	2,253,925
1.375%, 02/15/2044	1,237,967	1,414,164
United States Treasury Notes/Bonds
1.375%, 01/15/2020	595,000	591,548
2.000%, 07/31/2020	1,615,000	1,611,530
2.250%, 04/15/2022 (f)	1,925,000	1,943,686
2.250%, 04/30/2024	8,500,000	8,624,014
2.875%, 05/31/2025	9,625,000	10,104,182
2.250%, 03/31/2026	458,900	465,443
2.250%, 11/15/2027	770,000	778,753
2.750%, 02/15/2028	7,420,000	7,795,493
2.875%, 08/15/2028	23,400	24,852
3.125%, 11/15/2028	602,000	652,747
2.625%, 02/15/2029 (f)	2,050,000	2,136,404
2.375%, 05/15/2029	1,585,000	1,617,907
5.375%, 02/15/2031	865,000	1,149,318
4.500%, 02/15/2036	3,655,000	4,766,777
4.625%, 02/15/2040	65,000	88,295
4.375%, 05/15/2040 (f)	4,107,000	5,411,053
2.750%, 08/15/2042	655,000	680,023
2.875%, 05/15/2043	2,352,000	2,489,675
3.125%, 08/15/2044	850,000	938,852
3.000%, 11/15/2044	480,000	519,206
2.500%, 02/15/2045	18,000	17,755
2.875%, 08/15/2045	670,000	709,101
3.000%, 11/15/2045	1,270,000	1,376,610

2.500%, 02/15/2046	513,300	505,620
2.500%, 05/15/2046	3,575,000	3,519,280
2.250%, 08/15/2046	464,200	434,081
3.000%, 05/15/2047	440,000	477,108
2.750%, 08/15/2047 (f)	210,000	216,940
2.750%, 11/15/2047	6,708,900	6,929,036
3.000%, 02/15/2048	565,000	612,153
3.125%, 05/15/2048	740,000	821,212
3.000%, 08/15/2048	736,000	798,316
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $84,965,815)		88,396,038

	Shares
EXCHANGE-TRADED FUNDS - 1.94%
SPDR Bloomberg Barclays High Yield Bond ETF (f)	38,300	4,065,545
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (f)	144,707	3,886,830
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,917,900)		7,952,375

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.97%
Money Market Fund - 4.97%
Mount Vernon Liquid Assets Portfolio, LLC, 2.540% (g)	20,345,941	20,345,941
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $20,345,941)		20,345,941

SHORT-TERM INVESTMENTS - 0.28%
First American Government Obligations Fund, Class X, 2.305% (g)	1,155,936	1,155,936
TOTAL SHORT-TERM INVESTMENTS (Cost $1,155,936)		1,155,936

Total Investments (Cost $423,939,521) - 105.44%		431,323,643
Liabilities in Excess of Other Assets - (5.44)%		(22,271,420)
TOTAL NET ASSETS - 100.00%		$409,052,223

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2019.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at May 31, 2019. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2019. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of May 31, 2019. Total value of securities out on loan is $19,938,004.
(g)	The rate shown represents the seven day yield at May 31, 2019.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2019 (Unaudited)

				Value/Unrealized
	Number	Expiration	Notional	Appreciation
	of Contracts	Month	Amount	(Depreciation)
Futures Contracts Purchased
10 Year U.S. Treasury Note	110	September 2019	$11,254,386	$97,701
2 Year U.S. Treasury Note	45	September 2019	9,126,029	38,520
5 Year U.S. Treasury Note	80	September 2019	8,320,869	70,020
Total Futures Contracts Purchased				$206,241

Futures Contracts Sold
CME Ultra Long Term U.S. Treasury Bond	(17)	September 2019	$(1,835,103)	$(89,415)
Total Futures Contracts Sold				$(89,415)

The accompanying notes are an integral part of these schedule of investments.

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.39%
Accommodation - 0.24%
GreenTree Hospitality Group Ltd. - ADR (a)	6,011	$70,930
Huazhu Group Ltd. - ADR	1,435	43,911
Marcus Corp.	9,499	332,085
Sands China Ltd. - ADR	8,787	398,930
Whitbread PLC - ADR	30,192	446,540
Wyndham Destinations, Inc. (c)	14,873	591,647
		1,884,043
Administration of Economic Programs - 0.01%
Centrais Electricas Brasileiras SA - ADR (a)	12,642	110,618
Administration of Human Resource Programs - 0.04%
Hailiang Education Group, Inc. - ADR (a)(c)	5,903	311,796
Administrative and Support Services - 1.92%
Automatic Data Processing, Inc. (c)	4,231	677,468
BG Staffing, Inc.	2,700	45,954
Bilibili, Inc. - ADR (a)(c)	5,407	72,995
Cardtronics PLC - Class A (a)(b)(c)	4,082	123,276
Cass Information Systems, Inc. (c)	11,320	510,192
CBIZ, Inc. (a)	26,172	518,206
Criteo SA - ADR (a)	18,199	334,134
Ctrip.com International Ltd. - ADR (a)	503	17,384
Essity AB - ADR	32,986	970,778
Experian PLC - ADR	23,104	697,279
International Consolidated Airlines Group SA - ADR	38,925	437,906
Jupai Holdings Ltd. - ADR (a)(c)	47,354	116,964
Kforce, Inc. (c)	8,370	290,858
ManpowerGroup, Inc. (c)	3,782	323,437
ManTech International Corp. - Class A	4,246	260,577
MasterCard, Inc. - Class A	13,737	3,454,717
On Deck Capital, Inc. (a)(c)	24,151	97,087
PayPal Holdings, Inc. (a)	4,079	447,670
Rakuten, Inc. - ADR	52,270	539,949
Robert Half International, Inc. (c)	11,812	633,831
Ryanair Holdings PLC - ADR (a)	14,700	958,734
Secom Co. Ltd. - ADR	68,329	1,455,408
Teladoc Health, Inc. (a)(c)	5,247	304,956
Teleperformance - ADR	4,394	422,132
TripAdvisor, Inc. (a)(c)	16,470	696,187
TrueBlue, Inc. (a)	11,247	238,886
Waddell & Reed Financial, Inc. - Class A (c)	16,863	272,337
Yirendai Ltd. - ADR (a)	6,428	103,105
		15,022,407
Air Transportation - 0.58%
Air France-KLM - ADR (a)	33,260	288,364
Alaska Air Group, Inc. (c)	7,334	426,839
American Airlines Group, Inc. (c)	8,369	227,888
ANA Holdings, Inc. - ADR	51,581	341,982
Atlas Air Worldwide Holdings, Inc. (a)	4,505	159,432
Cathay Pacific Airways Ltd. - ADR	35,139	251,595
Delta Air Lines, Inc.	18,536	954,604
Radiant Logistics, Inc. (a)	21,211	134,902
SkyWest, Inc.	7,725	453,612
Southwest Airlines Co. (c)	6,095	290,122
Spirit Airlines, Inc. (a)(c)	2,797	128,886
United Continental Holdings, Inc. (a)	11,401	885,288
		4,543,514
Ambulatory Health Care Services - 0.38%
Addus HomeCare Corp. (a)	3,577	244,595
Amedisys, Inc. (a)(c)	2,172	243,937
Apollo Medical Holdings, Inc. (a)	2,144	38,249
Array BioPharma, Inc. (a)(c)	7,333	193,738
CareDx, Inc. (a)(c)	1,383	43,730
Chemed Corp.	2,153	706,055
Genomic Health, Inc. (a)	2,323	121,377
Invitae Corp. (a)	2,795	48,773
Laboratory Corp. of America Holdings (a)	2,400	390,264
LHC Group, Inc. (a)(c)	2,795	316,618
Medpace Holdings, Inc. (a)(c)	4,060	219,159
Novocure Ltd. (a)(b)(c)	2,835	150,595
Tabula Rasa HealthCare, Inc. (a)(c)	2,388	107,866
Vocera Communications, Inc. (a)(c)	4,166	134,812
		2,959,768

Amusement, Gambling, and Recreation Industries - 0.02%
SeaWorld Entertainment, Inc. (a)(c)	3,724	119,168
Animal Production and Aquaculture - 0.06%
Cal-Maine Foods, Inc. (c)	5,836	216,049
Industrias Bachoco SAB de CV - ADR	1,035	54,338
JBS SA - ADR	17,723	195,307
		465,694
Apparel Manufacturing - 0.40%
adidas AG - ADR	6,933	990,483
Burberry Group PLC - ADR	17,511	380,602
Cintas Corp. (c)	4,010	889,538
Lululemon Athletica, Inc. (a)	2,665	441,297
Oxford Industries, Inc. (c)	1,886	134,359
PVH Corp.	2,534	215,871
Zumiez, Inc. (a)(c)	5,272	104,280
		3,156,430
Beverage and Tobacco Product Manufacturing - 1.40%
Alliance Global Group, Inc. - ADR	7,269	104,892
Boston Beer Co., Inc. - Class A (a)(c)	250	78,575
British American Tobacco PLC - ADR (c)	9,234	320,143
C&C Group PLC - ADR	28,692	354,059
Carlsberg A/S - ADR	62,860	1,644,103
Cia Cervecerias Unidas SA - ADR	16,175	433,652
Coca-Cola Amatil Ltd. - ADR	22,777	149,417
Coca-Cola Bottlers Japan Holdings, Inc. - ADR	57,495	640,034
Coca-Cola Femsa SAB de CV - ADR	1,966	122,482
Diageo PLC - ADR (c)	10,325	1,735,221
Embotelladora Andina SA - Class A - ADR	731	12,591
Embotelladora Andina SA - Class B - ADR	5,528	110,007
Fomento Economico Mexicano SAB de CV - ADR (c)	3,062	284,950
Japan Tobacco, Inc. - ADR	109,102	1,242,671
Kirin Holdings Co. Ltd. - ADR	58,109	1,253,992
Molson Coors Brewing Co. - Class B (c)	9,778	537,594
NMI Holdings, Inc. - Class A (a)	5,732	156,254
PepsiCo, Inc.	8,889	1,137,792
Swedish Match AB - ADR (c)	28,101	633,397
		10,951,826
Broadcasting (except Internet) - 1.57%
AMC Networks, Inc. (a)(c)	24,113	1,272,442
Cable One, Inc. (c)	1,396	1,559,402
Comcast Corp. - Class A	55,177	2,262,257
Discovery, Inc. - Class C (a)	27,901	715,382
DISH Network Corp. - Class A (a)	6,287	227,024
Gray Television, Inc. (a)(c)	14,285	246,131
MSG Networks, Inc. - Class A (a)(c)	10,249	216,356
Nexstar Media Group, Inc. - Class A (c)	5,250	525,788
Sinclair Broadcast Group, Inc. - Class A (c)	9,732	522,414
Walt Disney Co.	35,893	4,739,311
		12,286,507
Building Material and Garden Equipment and Supplies Dealers - 0.46%
BMC Stock Holdings, Inc. (a)(c)	23,262	465,938
Fastenal Co. (c)	15,726	481,058
Home Depot, Inc.	10,291	1,953,746
Lowe's Companies, Inc.	2,367	220,794
MSC Industrial Direct Co, Inc. - Class A	6,451	455,828
		3,577,364
Capital Goods - 0.01%
NOW, Inc. (a)	5,742	74,818
Chemical Manufacturing - 8.49%
Abbott Laboratories	16,290	1,240,158
AbbVie, Inc.	8,243	632,321
Acceleron Pharma, Inc. (a)(c)	1,165	46,472
Acorda Therapeutics, Inc. (a)(c)	7,638	70,957
Adaptimmune Therapeutics PLC - ADR (a)	5,312	18,380
Air Liquide SA - ADR	20,324	505,051
Air Products & Chemicals, Inc. (c)	4,003	814,971
AMAG Pharmaceuticals, Inc. (a)	3,513	33,479
Amarin Corp. PLC - ADR (a)(c)	11,956	211,980
Amphastar Pharmaceuticals, Inc. (a)	6,268	120,659
ANI Pharmaceuticals, Inc. (a)	2,573	179,235
Antares Pharma, Inc. (a)	30,214	84,297
Arena Pharmaceuticals, Inc. (a)(c)	2,616	138,674
Arkema SA - ADR	5,189	435,331
Ashland Global Holdings, Inc. (c)	4,703	352,115

Astellas Pharma, Inc. - ADR	74,420	993,879
AstraZeneca PLC - ADR	39,255	1,467,352
AtriCure, Inc. (a)(c)	7,543	221,010
Avita Medical Ltd. - ADR (a)	17,382	102,554
Bayer AG - ADR	31,416	463,386
Bristol-Myers Squibb Co. (c)	17,857	810,172
Cardiovascular Systems, Inc. (a)(c)	3,258	126,899
Celanese Corp. (c)	6,089	578,029
Cerus Corp. (a)	27,695	129,890
CF Industries Holdings, Inc.	8,199	329,928
Chemours Co.	6,385	134,660
Church & Dwight Co., Inc. (c)	15,345	1,141,821
Clinuvel Pharmaceuticals Ltd. - ADR	12,895	309,480
Corcept Therapeutics, Inc. (a)(c)	8,906	87,101
Covestro AG - ADR	15,418	337,346
CSL Ltd. - ADR	14,963	1,064,019
D&L Industries, Inc. - ADR	3,015	14,954
Daiichi Sankyo Co. Ltd. - ADR	19,693	962,200
Denali Therapeutics, Inc. (a)	2,406	45,882
DowDuPont, Inc. (c)	6,154	187,820
Dr Reddy's Laboratories Ltd. - ADR	4,966	189,254
Eastman Chemical Co.	2,572	166,974
Ecolab, Inc. (c)	6,715	1,236,164
Eisai Co. Ltd. - ADR (c)	12,762	747,215
Eli Lilly & Co.	11,573	1,341,774
Emergent BioSolutions, Inc. (a)(c)	4,687	187,105
Enanta Pharmaceuticals, Inc. (a)(c)	2,573	232,779
Endo International PLC (a)(b)	17,817	88,194
Evolus, Inc. (a)(c)	1,863	25,337
FibroGen, Inc. (a)	2,536	91,905
FMC Corp.	2,974	218,440
Fresenius Medical Care AG & Co. KGaA - ADR	13,360	486,438
Genmab A/S - ADR (a)	12,526	217,952
GlaxoSmithKline PLC - ADR	42,040	1,624,426
GW Pharmaceuticals PLC - ADR (a)	1,288	223,133
H Lundbeck A/S - ADR	5,088	203,444
Horizon Therapeutics PLC (a)(b)	11,688	278,525
Huntsman Corp. (c)	17,642	306,442
Illumina, Inc. (a)(c)	586	179,849
Immutep Ltd. - ADR (a)(c)	63,693	123,564
Innoviva, Inc. (a)(c)	17,143	234,345
Inter Parfums, Inc.	1,509	97,753
Intercept Pharmaceuticals, Inc. (a)	356	29,484
Jazz Pharmaceuticals PLC (a)(b)	4,223	530,198
Johnson & Johnson	20,093	2,635,196
Kimberly-Clark Corp. (c)	5,605	716,823
Koninklijke DSM NV - ADR	25,044	700,982
Lantheus Holdings, Inc. (a)	4,924	118,127
Ligand Pharmaceuticals, Inc. (a)	1,039	111,568
Lonza Group AG - ADR	9,521	291,771
L'Oreal SA - ADR	26,190	1,401,428
LyondellBasell Industries NV - Class A (b)	2,441	181,244
Madrigal Pharmaceuticals, Inc. (a)(c)	847	78,263
Mallinckrodt PLC (a)(b)(c)	10,111	87,865
Merck & Co., Inc.	34,574	2,738,606
Merck KGaA - ADR	19,890	384,076
Minerva Neurosciences, Inc. (a)	20,894	108,858
Mitsubishi Tanabe Pharma Corp. - ADR	24,525	286,452
Mosaic Co.	15,654	336,091
NanoString Technologies, Inc. (a)	2,976	84,637
Nektar Therapeutics (a)(c)	12,849	402,431
Nightstar Therapeutics PLC - ADR (a)	4,096	104,407
Novartis AG - ADR (c)	65,663	5,623,378
Novo Nordisk A/S - ADR	48,278	2,278,722
Novozymes A/S - ADR	11,693	549,454
Ono Pharmaceutical Co. Ltd. - ADR (c)	48,281	281,720
Otsuka Holdings Co. Ltd. - ADR	18,278	304,329
Pacira BioSciences, Inc. (a)	3,839	167,035
Pfizer, Inc.	110,607	4,592,402
PTC Therapeutics, Inc. (a)(c)	3,070	123,107
Quaker Chemical Corp. (c)	1,457	263,513
Quidel Corp. (a)(c)	3,358	185,697
Ra Pharmaceuticals, Inc. (a)	2,605	56,346
Regeneron Pharmaceuticals, Inc. (a)(c)	2,377	717,188
REGENXBIO, Inc. (a)(c)	4,968	213,723
Repligen Corp. (a)(c)	6,325	439,398

Roche Holding AG - ADR (c)	149,443	4,913,685
Rogers Corp. (a)	289	39,879
Sanofi - ADR (c)	58,332	2,358,363
Sarepta Therapeutics, Inc. (a)(c)	2,537	288,837
Shin-Etsu Chemical Co. Ltd. - ADR	64,892	1,340,669
Shiseido Co. Ltd. - ADR (c)	18,810	1,353,756
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	3,428	146,410
Sumitomo Chemical Co. Ltd. - ADR (c)	31,028	670,205
Supernus Pharmaceuticals, Inc. (a)(c)	3,171	95,225
Sysmex Corp. - ADR	6,365	219,274
Takeda Pharmaceutical Co. Ltd. - ADR	42,475	720,801
Teijin Ltd. - ADR	39,010	634,303
Teva Pharmaceutical Industries Ltd. - ADR (a)(c)	13,934	120,529
Trex Co., Inc. (a)(c)	2,851	170,547
Trinity Biotech PLC - ADR (a)(c)	101,572	218,380
UCB SA - ADR	12,284	467,836
United Therapeutics Corp. (a)	6,532	548,492
USANA Health Sciences, Inc. (a)(c)	1,892	133,916
Vanda Pharmaceuticals, Inc. (a)	9,005	132,193
Veracyte, Inc. (a)	2,933	66,462
Verastem, Inc. (a)(c)	12,843	16,953
Vertex Pharmaceuticals, Inc. (a)	2,852	473,945
WD-40 Co. (c)	501	78,321
Xencor, Inc. (a)	3,845	118,580
Zai Lab Ltd. - ADR (a)	1,207	31,635
Zoetis, Inc.	11,384	1,150,353
Zogenix, Inc. (a)	971	36,597
		66,564,139
Clothing and Clothing Accessories Stores - 1.18%
Abercrombie & Fitch Co. - Class A (c)	12,638	218,637
American Eagle Outfitters, Inc. (c)	19,389	337,369
Buckle, Inc. (c)	11,888	178,914
Cato Corp. - Class A	12,478	154,602
Chico's FAS, Inc. (c)	18,189	61,297
Citi Trends, Inc.	11,126	152,204
Express, Inc. (a)	20,002	60,206
Fast Retailing Co. Ltd. - ADR	22,559	1,294,887
Foot Locker, Inc. (c)	9,686	381,144
Gap, Inc. (c)	26,235	490,070
Genesco, Inc. (a)(c)	5,010	225,350
J. Jill, Inc. (c)	13,256	19,619
L Brands, Inc. (c)	13,836	310,757
LVMH Moet Hennessy Louis Vuitton SE - ADR	24,033	1,814,251
Marks & Spencer Group PLC - ADR	59,436	344,729
Mr Price Group Ltd. - ADR	19,831	269,900
Nordstrom, Inc. (c)	7,350	230,055
Pandora A/S - ADR (c)	38,803	361,644
Ross Stores, Inc. (c)	6,962	647,396
Shoe Carnival, Inc. (c)	6,636	170,479
TJX Cos., Inc.	23,228	1,168,136
Urban Outfitters, Inc. (a)(c)	15,686	352,464
		9,244,110
Computer and Electronic Product Manufacturing - 8.76%
Advanced Micro Devices, Inc. (a)(c)	14,514	397,829
Alphabet, Inc. - Class A (a)	845	934,993
Alphabet, Inc. - Class C (a)	989	1,091,489
Analog Devices, Inc. (c)	9,383	906,585
Apple, Inc.	54,361	9,516,980
Applied Optoelectronics, Inc. (a)(c)	3,988	34,536
ASM Pacific Technology Ltd. - ADR (c)	8,263	240,949
AU Optronics Corp. - ADR (c)	47,451	138,557
AVX Corp. (c)	32,883	486,340
Axcelis Technologies, Inc. (a)	6,290	93,281
Broadcom, Inc.	7,531	1,895,100
Bruker Corp. (c)	28,000	1,169,560
Cabot Microelectronics Corp.	672	65,500
Casa Systems, Inc. (a)	6,977	39,211
ChipMOS Technologies, Inc. - ADR	4,370	63,889
Ciena Corp. (a)(c)	6,917	241,680
Cisco Systems, Inc.	99,300	5,166,580
Coherent, Inc. (a)(c)	1,953	214,889
CTS Corp. (c)	16,843	445,666
Cypress Semiconductor Corp. (c)	36,324	647,294
Danaher Corp.	16,138	2,130,376
Daqo New Energy Corp. - ADR (a)	1,283	48,754
Diodes, Inc. (a)(c)	14,511	448,825

FormFactor, Inc. (a)(c)	10,369	148,899
Fossil Group, Inc. (a)(c)	6,336	62,029
Garmin Ltd. (b)	11,267	861,700
Harris Corp. (c)	1,245	233,052
Hitachi Ltd. - ADR	10,160	688,340
Hoya Corp. - ADR	15,870	1,100,585
HP, Inc.	18,036	336,912
Ichor Holdings Ltd. (a)(b)(c)	2,696	56,886
Infineon Technologies AG - ADR	11,804	209,757
Intel Corp. (c)	86,379	3,804,130
IntriCon Corp. (a)	1,542	40,231
Jabil, Inc. (c)	24,132	593,406
JinkoSolar Holding Co. Ltd. - ADR (a)	2,754	55,383
Johnson Controls International PLC (b)	26,754	1,030,564
Juniper Networks, Inc. (c)	30,302	745,732
KEMET Corp.	6,735	107,087
Keysight Technologies, Inc. (a)(c)	7,604	571,289
Kyocera Corp. - ADR	15,777	958,689
L3 Technologies, Inc.	1,165	282,000
Lam Research Corp.	4,898	855,240
Lenovo Group Ltd. - ADR	7,834	109,676
LG Display Co. Ltd. - ADR	1,575	11,167
LivaNova PLC (a)(b)	2,323	167,024
Logitech International SA (b)(c)	12,933	466,364
Medtronic PLC (b)	27,845	2,577,889
Micron Technology, Inc. (a)(c)	27,236	888,166
MKS Instruments, Inc.	7,400	528,804
Motorola Solutions, Inc.	8,084	1,212,195
MTS Systems Corp.	4,065	220,567
Murata Manufacturing Co. Ltd. - ADR	98,076	1,045,490
Nanometrics, Inc. (a)(c)	8,205	233,432
NTT DOCOMO, Inc. - ADR (c)	42,179	969,695
NXP Semiconductors NV (b)	4,964	437,626
Omron Corp. - ADR	13,230	624,456
ON Semiconductor Corp. (a)	24,191	429,632
OSI Systems, Inc. (a)(c)	3,162	327,552
Pacific Biosciences of California, Inc. (a)	6,242	41,821
Photronics, Inc. (a)	15,853	128,568
Qorvo, Inc. (a)	5,083	310,978
Quantenna Communications, Inc. (a)	3,422	83,018
Rohm Co. Ltd. - ADR (c)	16,306	506,301
Roku, Inc. (a)(c)	1,106	99,982
Sanmina Corp. (a)	5,440	144,650
Seiko Epson Corp. - ADR	83,723	610,341
Semtech Corp. (a)	7,041	280,443
Skyworks Solutions, Inc. (c)	9,221	614,395
SMART Global Holdings, Inc. (a)(b)(c)	4,901	83,464
Sonova Holding AG - ADR	13,564	603,666
Sony Corp. - ADR	33,530	1,609,440
Square, Inc. - Class A (a)	2,907	180,089
STMicroelectronics NV (b)(c)	22,644	340,566
Stratasys Ltd. (a)(b)(c)	3,380	74,056
Sumitomo Electric Industries Ltd. - ADR	56,534	677,277
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)	70,601	2,707,549
TDK Corp. - ADR	7,532	510,293
Tech Data Corp. (a)(c)	3,484	315,825
Telefonaktiebolaget LM Ericsson - ADR (c)	43,450	420,162
Teradyne, Inc.	12,130	511,158
Texas Instruments, Inc. (c)	17,557	1,831,370
Thermo Fisher Scientific, Inc.	6,946	1,854,443
Tokyo Electron Ltd. - ADR	22,840	769,480
Toshiba Corp. - ADR	46,390	731,802
Turtle Beach Corp. (a)(c)	7,577	63,041
Vishay Intertechnology, Inc. (c)	29,158	444,368
Western Digital Corp. (c)	4,168	155,133
Xilinx, Inc. (c)	7,870	805,180
Zebra Technologies Corp. - Class A (a)(c)	5,378	922,004
Zynga, Inc. - Class A (a)	129,497	814,536
		68,655,908
Construction of Buildings - 1.18%
ACS Actividades de Construccion y Servicios SA - ADR (a)	71,174	580,780
CK Hutchison Holdings Ltd. - ADR	54,479	511,558
Daito Trust Construction Co. Ltd. - ADR	8,874	287,429
Daiwa House Industry Co. Ltd. - ADR	17,577	523,619
DR Horton, Inc.	14,185	606,551
Lennar Corp. - Class A (c)	9,554	474,452

MDC Holdings, Inc. (c)	14,762	463,970
Meritage Homes Corp. (a)	6,447	322,995
New World Development Co. Ltd. - ADR	111,177	327,972
NVR, Inc. (a)	116	371,382
Persimmon PLC - ADR	11,997	600,870
PulteGroup, Inc. (c)	33,983	1,053,472
Sekisui House Ltd. - ADR	49,807	799,401
Skanska AB - ADR	21,084	341,877
Sun Hung Kai Properties Ltd. - ADR (c)	42,308	673,966
Swire Pacific Ltd. - Class A - ADR	57,675	684,026
Toll Brothers, Inc.	12,771	444,048
TRI Pointe Group, Inc. (a)(c)	13,733	168,916
		9,237,284
Couriers and Messengers - 0.06%
FedEx Corp.	2,336	360,398
ZTO Express Cayman, Inc. - ADR (a)	5,919	106,779
		467,177
Credit Intermediation and Related Activities - 7.50%
ABN AMRO Group NV - ADR	38,782	407,987
ABSA Group Ltd. - ADR	1,876	43,561
Ally Financial, Inc.	26,199	756,365
American Express Co. (c)	13,051	1,497,079
Australia & New Zealand Banking Group Ltd. - ADR (c)	62,587	1,209,181
Banco Bilbao Vizcaya Argentaria SA - ADR	125,329	680,536
Banco Bradesco SA - ADR (a)	9,224	76,190
Banco de Chile - ADR (c)	16,896	482,212
Banco do Brasil SA - ADR	15,027	195,501
Banco Macro SA - ADR (c)	2,746	136,970
Banco Santander Brasil SA - ADR	8,982	103,473
Banco Santander Chile - ADR	21,006	587,118
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	35,166	257,415
Banco Santander SA - ADR	103,316	447,358
Bancorp, Inc. (a)	7,721	68,717
Bank Hapoalim BM - ADR	20,471	740,129
Bank Mandiri Persero Tbk PT - ADR	56,119	615,064
Bank of America Corp.	157,415	4,187,238
Bank of China Ltd. - ADR (c)	25,714	266,397
Bank of East Asia Ltd. - ADR	78,588	236,550
Bank of New York Mellon Corp.	13,317	568,503
Bank Rakyat Indonesia Persero Tbk PT - ADR	47,900	682,575
BB&T Corp. (c)	14,230	665,253
BBVA Banco Frances SA - ADR	11,384	102,001
Capital One Financial Corp.	12,645	1,085,826
China Construction Bank Corp. - ADR (c)	60,441	957,990
China Merchants Bank Co. Ltd. - ADR	13,056	315,825
CIT Group, Inc. (c)	6,775	322,084
Citigroup, Inc.	12,200	758,230
Commercial International Bank Egypt SAE - ADR	63,929	253,159
Commonwealth Bank of Australia - ADR	23,305	1,267,326
Credit Acceptance Corp. (a)	935	426,725
Credit Suisse Group AG - ADR	619	6,976
Danske Bank A/S - ADR	57,953	471,158
DBS Group Holdings Ltd. - ADR	8,392	591,636
Discover Financial Services	7,402	551,819
DNB ASA - ADR	88,690	1,500,635
Euronet Worldwide, Inc. (a)	7,926	1,228,846
Everi Holdings, Inc. (a)	17,548	195,485
EVERTEC, Inc. (b)	14,192	406,743
First BanCorp/Puerto Rico (b)	25,424	253,223
First Financial Bankshares, Inc. (c)	7,345	416,168
First Financial Corp.	2,103	79,556
Great Western Bancorp, Inc.	8,435	262,075
Grupo Aval Acciones y Valores SA - ADR	59,342	411,240
Grupo Financiero Banorte SAB de CV - ADR	8,182	222,059
Grupo Financiero Galicia SA - ADR	2,737	70,095
Grupo Supervielle SA - ADR (c)	17,587	102,708
H&R Block, Inc. (c)	21,099	553,849
Hachijuni Bank Ltd. - ADR	11,821	491,340
Hancock Whitney Corp.	8,765	332,895
Hang Seng Bank (a)	58,255	1,462,783
HDFC Bank Ltd. - ADR	8,387	1,041,330
HSBC Holdings PLC - ADR (c)	29,889	1,218,575
IBERIABANK Corp.	1,241	88,732
ICICI Bank Ltd. - ADR	49,314	591,768
Independent Bank Corp.	925	64,149
Industrial & Commercial Bank of China Ltd. - ADR	20,312	289,852

International Bancshares Corp. (c)	10,490	382,465
Itau CorpBanca - ADR	21,427	252,410
JPMorgan Chase & Co.	3,872	410,277
Kasikornbank PCL - ADR	2,523	60,249
KB Financial Group, Inc. - ADR (c)	3,632	134,093
Lloyds Banking Group PLC - ADR	162,893	462,616
Macquarie Group Ltd. - ADR	15,083	1,257,771
Malayan Banking Bhd - ADR	12,561	54,075
Mitsubishi Corp. - ADR	30,414	1,578,030
Mitsubishi UFJ Financial Group, Inc. - ADR	291,918	1,339,904
Mizuho Financial Group, Inc. - ADR (c)	394,254	1,088,141
Mr Cooper Group, Inc. (a)	10,743	81,325
National Australia Bank Ltd. - ADR (c)	93,987	860,921
Nedbank Group Ltd. - ADR	6,954	125,137
Nelnet, Inc. (c)	5,350	316,988
OFG Bancorp (b)	8,850	166,203
OneMain Holdings, Inc. (c)	27,477	820,738
Peapack Gladstone Financial Corp.	6,218	168,135
PennyMac Financial Services, Inc. (a)	5,977	126,772
Popular, Inc. (b)(c)	15,305	799,074
Provident Financial PLC - ADR	16,811	96,159
QIWI PLC - ADR	4,313	72,545
Regional Management Corp. (a)	6,437	158,801
Regions Financial Corp.	25,070	346,718
Santander Consumer USA Holdings, Inc.	42,685	955,717
Sberbank of Russia PJSC - ADR	46,675	672,120
Shinhan Financial Group Co. Ltd. - ADR	8,160	302,654
Skandinaviska Enskilda Banken AB - ADR	143,414	1,266,346
Societe Generale SA - ADR (c)	32,758	165,264
Standard Bank Group Ltd. - ADR (c)	4,628	64,607
Sumitomo Mitsui Financial Group, Inc. - ADR	213,121	1,479,060
Sumitomo Mitsui Trust Holdings, Inc. - ADR (c)	351,991	1,309,407
Suncorp Group Ltd. - ADR	43,007	387,493
Suntrust Banks, Inc.	8,841	530,548
Svenska Handelsbanken AB - ADR	235,017	1,142,183
Swedbank AB - ADR	58,595	841,131
Trustmark Corp. (c)	11,394	361,987
U.S. Bancorp (c)	10,187	511,387
UniCredit SpA - ADR	55,992	315,795
United Bankshares, Inc.	9,571	342,450
United Overseas Bank Ltd. - ADR	14,223	485,787
Walker & Dunlop, Inc.	3,723	187,155
Wells Fargo & Co.	37,123	1,647,148
Westpac Banking Corp. - ADR (c)	32,884	624,796
Woori Financial Group, Inc. - ADR (c)	13,679	482,732
Zions Bancorp NA (c)	6,729	289,818
		58,831,365
Crop Production - 0.03%
SLC Agricola SA - ADR (c)	14,114	69,582
Universal Corp.	2,239	126,548
		196,130
Data Processing, Hosting and Related Services - 0.79%
21Vianet Group, Inc. - ADR (a)	8,243	58,937
CoStar Group, Inc. (a)	785	400,067
Fidelity National Information Services, Inc. (c)	2,464	296,419
First Data Corp. (a)	20,253	514,831
Hewlett Packard Enterprise Co. (c)	40,137	550,680
HMS Holdings Corp. (a)	11,632	353,962
JMU Ltd. - ADR (a)(c)	23,632	27,886
Liberty TripAdvisor Holdings, Inc. - Class A (a)	5,462	58,170
Red Hat, Inc. (a)	946	174,348
The9 Ltd. - ADR (a)	44,304	57,152
Verisk Analytics, Inc.	1,673	234,220
Visa, Inc. - Class A (c)	21,836	3,522,803
		6,249,475
Educational Services - 0.24%
China Distance Education Holdings Ltd. - ADR (a)	16,153	94,010
Estacio Participacoes SA - ADR (c)	15,543	116,573
Graham Holdings Co. - Class B	1,236	841,148
K12, Inc. (a)	5,808	177,551
Kroton Educacional SA - ADR (c)	25,692	68,084
Laureate Education, Inc. - Class A (a)	15,390	247,163
New Oriental Education & Technology Group, Inc. - ADR (a)	1,051	90,018
OneSmart International Education Group Ltd. - ADR (a)	7,429	59,729
TAL Education Group - ADR (a)	5,040	173,426
Tarena International, Inc. - ADR (a)	6,669	21,541
		1,889,243

Electrical Equipment, Appliance, and Component Manufacturing - 1.16%
ABB Ltd. - ADR (c)	4,325	78,629
Arcelik AS - ADR	15,709	233,750
BYD Co. Ltd. - ADR	2,100	24,360
Corning, Inc.	40,821	1,177,278
Eaton Corp. PLC (b)(c)	16,910	1,259,626
Emerson Electric Co.	11,871	715,109
Generac Holdings, Inc. (a)	6,638	366,086
Helen of Troy Ltd. (a)(b)(c)	2,245	299,954
Integer Holdings Corp. (a)	5,443	381,554
iRobot Corp. (a)(c)	875	76,221
Japan Airport Terminal Co. Ltd. - ADR	25,022	475,043
Koninklijke Philips NV (b)	21,904	867,836
Mitsubishi Electric Corp. - ADR	36,539	908,359
National Presto Industries, Inc. (c)	3,529	345,454
Nidec Corp. - ADR	18,453	572,966
Schneider Electric SE - ADR	47,513	748,448
Taiyo Yuden Co Ltd. - ADR (c)	6,940	507,245
Yaskawa Electric Corp. - ADR	1,310	75,502
		9,113,420
Electronics and Appliance Stores - 0.15%
Aaron's, Inc.	7,727	411,540
Best Buy Co., Inc. (c)	6,688	419,137
PC Connection, Inc. (a)(c)	10,937	347,140
		1,177,817
Fabricated Metal Product Manufacturing - 0.24%
Harsco Corp. (a)	9,790	244,750
NSK Ltd. - ADR	29,835	474,675
Parker Hannifin Corp. (c)	3,435	523,219
Simpson Manufacturing Co, Inc.	2,544	154,777
Timken Co.	11,340	499,073
		1,896,494
Fishing, Hunting and Trapping - 0.12%
Mowi ASA - ADR	39,031	905,714
Food and Beverage Stores - 1.22%
Aeon Co. Ltd. - ADR	76,634	1,314,274
Carrefour SA - ADR	57,619	218,952
Casino Guichard Perrachon SA - ADR	49,142	370,776
Core-Mark Holding Co, Inc.	3,573	131,772
J Sainsbury PLC - ADR (c)	54,055	546,496
Koninklijke Ahold Delhaize NV - ADR	74,362	1,666,453
Kroger Co. (c)	56,576	1,290,499
Natural Grocers by Vitamin Cottage, Inc. (a)	5,719	58,734
Seven & i Holdings Co. Ltd. - ADR (c)	69,716	1,169,137
Shoprite Holdings Ltd. - ADR (c)	1,098	12,984
Sprouts Farmers Market, Inc. (a)(c)	30,849	618,522
Tesco PLC - ADR (c)	99,265	856,657
Weis Markets, Inc. (c)	3,909	147,760
Wm Morrison Supermarkets PLC - ADR	90,329	1,137,242
		9,540,258
Food Manufacturing - 2.19%
Ajinomoto Co., Inc. - ADR	43,464	731,282
Archer-Daniels-Midland Co.	40,568	1,554,566
B&G Foods, Inc. (c)	2,440	53,558
Bunge Ltd. (b)	3,402	177,891
Chr Hansen Holding A/S - ADR	16,140	420,933
Hormel Foods Corp. (c)	26,044	1,028,478
Ingredion, Inc.	6,147	468,156
Lamb Weston Holdings, Inc. (c)	9,249	548,003
Nestle SA - ADR (c)	52,576	5,213,435
Post Holdings, Inc. (a)	18,143	1,906,828
Symrise AG - ADR	17,727	413,924
Tate & Lyle PLC - ADR	16,187	596,734
TreeHouse Foods, Inc. - Class A (a)(c)	14,387	749,995
Tyson Foods, Inc. (c)	19,181	1,455,646
Unilever NV (b)	24,675	1,483,461
Wilmar International Ltd. - ADR	16,791	402,648
		17,205,538
Food Services and Drinking Places - 0.90%
Bidvest Group Ltd. - ADR	4,400	121,968
BJ's Restaurants, Inc. (c)	3,276	137,232
Brinker International, Inc. (c)	7,483	281,136
Casey's General Stores, Inc. (c)	7,361	950,158
Chipotle Mexican Grill, Inc. (a)	425	280,487
Compass Group PLC - ADR	24,591	556,494

Darden Restaurants, Inc.	5,604	651,857
Dave & Buster's Entertainment, Inc. (c)	746	37,106
Hyatt Hotels Corp. - Class A	8,675	626,682
McDonald's Corp.	6,117	1,212,818
Sodexo SA - ADR	13,015	299,280
Starbucks Corp.	11,979	911,123
Yum! Brands, Inc. (c)	9,932	1,016,540
		7,082,881
Food, Beverage & Tobacco - 0.05%
Simply Good Foods Co. (a)	16,888	362,923
Funds, Trusts, and Other Financial Vehicles - 0.19%
HealthEquity, Inc. (a)(c)	3,106	203,008
NN Group NV - ADR	64,309	1,214,797
Wheelock & Co. Ltd. - ADR	1,552	102,215
		1,520,020
Furniture and Home Furnishings Stores - 0.15%
RH (a)(c)	1,500	127,725
Ryohin Keikaku Co. Ltd. - ADR	7,684	277,008
Williams-Sonoma, Inc. (c)	13,268	776,178
		1,180,911
Furniture and Related Product Manufacturing - 0.07%
Herman Miller, Inc.	8,446	299,748
La-Z-Boy, Inc. (c)	7,587	244,226
		543,974
Gasoline Stations - 0.03%
Delek US Holdings, Inc.	8,968	274,511
General Merchandise Stores - 1.25%
Burlington Stores, Inc. (a)(c)	2,560	400,845
Colruyt SA - ADR	53,991	996,404
Costco Wholesale Corp. (c)	4,689	1,123,391
Dillard's, Inc. - Class A (c)	3,091	175,136
Dollar General Corp.	6,094	775,644
Five Below, Inc. (a)(c)	935	120,363
Kering SA - ADR	19,903	1,030,378
Kohl's Corp. (c)	11,776	580,792
Macy's, Inc. (c)	28,177	579,601
Pan Pacific International Holdings Corp. - ADR	30,999	476,145
Target Corp. (c)	15,127	1,216,967
Tractor Supply Co. (c)	6,659	671,094
Wal-Mart de Mexico SAB de CV - ADR	8,507	240,068
Walmart, Inc.	14,207	1,441,158
		9,827,986
Health and Personal Care Stores - 0.32%
Aspen Pharmacare Holdings Ltd. - ADR	5,451	36,719
Clicks Group Ltd. - ADR	3,637	93,962
Sally Beauty Holdings, Inc. (a)(c)	20,072	304,693
Tilly's, Inc. (a)	16,378	127,748
Ulta Beauty, Inc. (a)(c)	1,059	353,049
Walgreens Boots Alliance, Inc. (c)	32,710	1,613,912
		2,530,083
Heavy and Civil Engineering Construction - 0.20%
Forterra, Inc. (a)	8,875	42,423
Great Lakes Dredge & Dock Corp. (a)	14,557	154,886
KBR, Inc. (c)	26,051	578,853
MasTec, Inc. (a)(c)	4,663	216,783
Sterling Constuction Co. Inc. (a)	15,339	183,148
Vinci SA - ADR	17,387	428,589
		1,604,682
Hospitals - 0.46%
Community Health Systems, Inc. (a)(c)	20,619	54,847
Encompass Health Corp.	12,906	760,422
HCA Healthcare, Inc.	13,639	1,649,772
Tenet Healthcare Corp. (a)(c)	8,408	167,824
Universal Health Services, Inc. - Class B (c)	7,970	952,813
		3,585,678
Insurance Carriers and Related Activities - 7.15%
Admiral Group PLC - ADR	16,488	428,853
Aflac, Inc.	32,279	1,655,913
Ageas - ADR (c)	25,838	1,257,665
AIA Group Ltd. - ADR	50,510	1,903,217
Allianz SE - ADR	143,814	3,189,794
Allstate Corp. (c)	10,783	1,029,884
Anthem, Inc.	6,639	1,845,509
Aon PLC (b)	2,140	385,350
Arthur J. Gallagher & Co.	7,759	653,308
Assurant, Inc.	7,320	731,707

Assured Guaranty Ltd. (b)	32,197	1,315,891
Athene Holding Ltd. - Class A (a)(b)	10,054	408,695
AXA SA - ADR	45,792	1,124,194
Berkshire Hathaway, Inc. - Class B (a)	30,710	6,062,768
Centene Corp. (a)	12,170	702,818
Chubb Ltd. (b)	1,445	211,071
Cigna Corp.	5,835	863,697
Employers Holdings, Inc.	9,705	403,146
Fanhua, Inc. - ADR (c)	7,729	227,774
FedNat Holding Co. (c)	2,204	29,798
Genworth Financial, Inc. - Class A (a)	57,366	166,935
Gjensidige Forsikring ASA - ADR	26,064	509,030
Hannover Rueck SE - ADR	12,875	964,338
Hartford Financial Services Group, Inc.	17,761	935,294
HCI Group, Inc.	2,459	99,958
Humana, Inc.	3,121	764,208
Kemper Corp. (c)	2,260	187,557
Loews Corp.	35,929	1,845,313
Marsh & McLennan Companies, Inc.	6,297	601,993
MetLife, Inc. (c)	36,483	1,685,879
MGIC Investment Corp. (a)	7,950	107,723
Molina Healthcare, Inc. (a)	7,807	1,110,624
MS&AD Insurance Group Holdings, Inc. - ADR	129,352	2,036,647
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	96,026	2,310,146
National Western Life Group, Inc. - Class A	1,422	379,162
Ping An Insurance Group Co. of China Ltd. - ADR	33,683	749,278
Primerica, Inc. (c)	2,871	329,763
Progressive Corp.	18,202	1,443,055
QBE Insurance Group Ltd. - ADR	74,628	604,860
Radian Group, Inc.	16,696	374,825
Reinsurance Group of America, Inc.	1,944	287,829
Safety Insurance Group, Inc.	3,272	298,177
SCOR SE - ADR	74,338	303,671
Selective Insurance Group, Inc.	2,119	151,826
Stewart Information Services Corp.	1,040	42,775
T&D Holdings, Inc. - ADR	157,202	797,014
Tokio Marine Holdings, Inc. - ADR	52,277	2,592,939
Topdanmark A/S - ADR	92,139	492,944
UnitedHealth Group, Inc.	14,836	3,587,345
Universal Insurance Holdings, Inc. (c)	6,217	180,542
Voya Financial, Inc. (c)	17,474	889,951
W.R. Berkley Corp.	27,024	1,680,893
WellCare Health Plans, Inc. (a)	2,356	650,704
Zurich Insurance Group AG - ADR	76,188	2,468,872
		56,063,122
Leather and Allied Product Manufacturing - 0.26%
Deckers Outdoor Corp. (a)	2,009	305,569
Hermes International - ADR (c)	10,637	704,808
NIKE, Inc. - Class B	11,522	888,807
Steven Madden Ltd. (c)	4,949	149,757
		2,048,941
Machinery Manufacturing - 2.80%
Advantest Corp. - ADR	33,885	794,603
AGCO Corp.	7,679	511,114
Alfa Laval AB - ADR	16,173	331,547
Applied Materials, Inc.	18,150	702,224
ASML Holding NV (b)(c)	5,022	944,386
Atlas Copco AB - Class A - ADR	20,822	561,153
Atlas Copco AB - Class B - ADR	21,371	517,606
Brooks Automation, Inc. (c)	2,869	101,821
Canon, Inc. - ADR (c)	34,552	968,147
Caterpillar, Inc.	5,348	640,744
Cummins, Inc.	1,360	205,034
Daikin Industries Ltd. - ADR (c)	126,451	1,529,424
Deere & Co. (c)	1,206	169,045
Fabrinet (a)(b)	7,096	302,573
FANUC Corp. - ADR (c)	46,136	775,546
FUJIFILM Holdings Corp. - ADR	25,419	1,213,377
Glaukos Corp. (a)	3,143	202,661
Greenbrier Cos, Inc. (c)	6,092	165,763
II-VI, Inc. (a)(c)	6,644	208,821
Ingersoll-Rand PLC (b)	8,644	1,022,931
ITT, Inc.	18,984	1,093,858
Kennametal, Inc. (c)	4,819	148,184
Komatsu Ltd. - ADR	32,465	713,906

Konica Minolta, Inc. - ADR	47,342	832,272
Makita Corp. - ADR	22,856	794,932
Metso OYJ - ADR	40,297	326,809
Nikon Corp. - ADR	49,570	674,152
Novanta, Inc. (a)(b)	859	68,737
Olympus Corp. - ADR	45,624	534,713
Profire Energy, Inc. (a)	23,968	35,952
Ricoh Corp. Ltd. - ADR	29,094	279,302
Rudolph Technologies, Inc. (a)	5,775	133,229
Sandvik AB - ADR	58,502	906,196
Sharp Corp. - ADR	127,716	281,997
SMC Corp. - ADR	35,924	586,998
Snap-on, Inc. (c)	7,484	1,166,905
Steelcase, Inc. - Class A	15,645	250,946
Techtronic Industries Co. Ltd. - ADR	16,408	524,646
THK Co. Ltd. - ADR	39,930	406,088
Vestas Wind Systems A/S - ADR	6,350	172,847
Weichai Power Co. Ltd. - ADR	10,420	126,603
		21,927,792
Management of Companies and Enterprises - 0.74%
AES Corp.	95,582	1,510,195
Ambac Financial Group, Inc. (a)	11,234	170,757
American Equity Invesment Life Holding Co.	10,361	293,320
Asahi Kasei Corp. - ADR (c)	28,068	575,394
BOC Hong Kong Holdings Ltd. - ADR (c)	12,860	987,005
Bunzl PLC - ADR	19,303	515,969
Jardine Strategic Holdings Ltd. - ADR	1,580	29,285
Jianpu Technology, Inc. - ADR (a)	14,865	62,136
Kitov Pharma Ltd. - ADR (a)	49,689	45,465
Legal & General Group PLC - ADR	65,019	1,051,357
LexinFintech Holdings Ltd. - ADR (a)	7,449	84,174
PPDAI Group, Inc. - ADR	48,881	230,230
Simmons First National Corp. - Class A	12,222	278,784
		5,834,071
Materials - 0.01%
Olympic Steel, Inc.	4,790	59,300
Merchant Wholesalers, Durable Goods - 1.29%
Arrow Electronics, Inc. (a)	10,084	631,863
Astra International, Tbk PT - ADR	76,591	784,675
Avnet, Inc. (c)	3,956	161,563
Continental Building Products, Inc. (a)	10,968	250,290
D'ieteren SA/NV - ADR	3,677	79,901
Dongfeng Motor Group Co. Ltd. - ADR	4,797	196,869
DXP Enterprises, Inc. (a)	2,162	69,660
Entegris, Inc. (c)	3,623	124,414
Geely Automobile Holdings Ltd. - ADR (c)	7,355	241,612
Gibraltar Industries, Inc. (a)(c)	7,493	267,500
HD Supply Holdings, Inc. (a)	9,026	374,489
Henry Schein, Inc. (a)(c)	5,814	374,770
Huntington Ingalls Industries, Inc.	1,786	366,344
KLA-Tencor Corp.	7,771	800,956
Knowles Corp. (a)(c)	27,998	440,409
Marubeni Corp. - ADR	12,500	781,875
Mitsui & Co. Ltd. - ADR	3,783	1,162,214
Paycom Software, Inc. (a)(c)	2,095	444,349
Safran SA - ADR	9,220	302,416
Schnitzer Steel Industries, Inc. - Class A (c)	13,002	274,472
Tactile Systems Technology, Inc. (a)(c)	1,920	92,218
Trinity Industries, Inc. (c)	8,757	168,835
Unicharm Corp. - ADR	240,363	1,444,582
Warrior Met Coal, Inc.	9,061	233,864
Weibo Corp. - ADR (a)	346	14,366
		10,084,506
Merchant Wholesalers, Nondurable Goods - 1.47%
Acuity Brands, Inc.	2,862	353,944
Andersons, Inc.	8,187	222,441
Herbalife Nutrition Ltd. (a)(b)	7,144	298,476
Ingevity Corp. (a)	2,642	231,703
ITOCHU Corp. - ADR	26,093	959,440
KOC Holding AS - ADR	7,442	101,955
Kunlun Energy Co. Ltd. - ADR	7,726	69,959
Orkla ASA - ADR	74,969	649,232
Performance Food Group Co. (a)(c)	13,743	540,787
PetIQ, Inc. (a)	1,389	36,433
Procter & Gamble Co.	27,891	2,870,264
Suntory Beverage & Food Ltd. - ADR	46,448	958,222
Sysco Corp.	25,734	1,771,014

Unilever PLC - ADR (c)	20,293	1,236,047
US Foods Holding Corp. (a)	32,634	1,127,831
Viking Therapeutics, Inc. (a)	10,160	78,130
		11,505,878
Mining (except Oil and Gas) - 1.18%
Anglo American Platinum Ltd. - ADR	14,689	121,919
Anglo American PLC - ADR	106,931	1,289,053
AngloGold Ashanti Ltd. - ADR	3,915	52,030
Arch Coal, Inc. - Class A (c)	2,102	185,291
BHP Group Ltd. - ADR (c)	28,156	1,461,579
BHP Group PLC - ADR	24,766	1,117,194
Cia de Minas Buenaventura SAA - ADR	862	13,077
CNX Resources Corp. (a)(c)	49,971	385,777
CONSOL Energy, Inc. (a)	3,823	100,239
Fortescue Metals Group Ltd. - ADR	44,097	487,713
Freeport-McMoRan, Inc. (c)	23,426	227,466
Glencore PLC - ADR	82,512	523,126
Harmony Gold Mining Co. Ltd. - ADR (a)	7,138	12,706
Impala Platinum Holdings Ltd. - ADR (a)	17,394	68,184
Kumba Iron Ore Ltd. - ADR	11,900	119,952
Mechel PJSC - ADR (a)	40,491	73,694
MMC Norilsk Nickel PJSC - ADR	11,399	237,783
Newcrest Mining Ltd. - ADR	19,192	367,239
Peabody Energy Corp.	4,668	109,791
Rio Tinto PLC - ADR (c)	23,759	1,376,359
Sibanye Gold Ltd. - ADR (a)	3,381	13,084
Sumitomo Metal Mining Co. Ltd. - ADR	38,408	248,500
Vale SA - ADR (a)	43,441	541,709
Vedanta Ltd. - ADR	11,680	107,923
		9,241,388
Miscellaneous Manufacturing - 1.45%
Acushnet Holdings Corp. (c)	11,472	269,477
Alcon, Inc. (a)(b)	12,975	754,886
Argenx SE - ADR (a)	1,188	146,872
Baxter International, Inc.	8,601	631,657
BioTelemetry, Inc. (a)	4,677	223,841
Boston Scientific Corp. (a)(c)	11,029	423,624
Brady Corp. - Class A (c)	9,214	426,608
Callaway Golf Co. (c)	13,444	197,627
Coloplast A/S - ADR (c)	62,367	662,961
CONMED Corp.	4,464	359,263
CryoLife, Inc. (a)	4,972	142,945
Edwards Lifesciences Corp. (a)(c)	3,069	523,878
Fresenius SE & Co. KGaA - ADR	10,976	139,505
Globus Medical, Inc. - Class A (a)	1,363	53,566
Haemonetics Corp. (a)	3,986	386,602
Hill-Rom Holdings, Inc.	6,679	642,186
Inogen, Inc. (a)	814	52,479
Intuitive Surgical, Inc. (a)(c)	1,593	740,506
iRhythm Technologies, Inc. (a)(c)	961	65,790
Matson, Inc.	6,293	215,346
Merit Medical Systems, Inc. (a)	4,120	212,716
Mirati Therapeutics, Inc. (a)(c)	1,155	78,297
Nintendo Co., Ltd. - ADR (c)	17,379	767,023
NuVasive, Inc. (a)(c)	1,500	86,940
Smith & Nephew PLC - ADR	19,866	839,736
STAAR Surgical Co. (a)	4,418	102,365
Stryker Corp.	2,980	546,055
Tandem Diabetes Care, Inc. (a)(c)	1,816	124,505
Textron, Inc.	12,732	576,760
TransEnterix, Inc. (a)(c)	24,516	32,851
Wright Medical Group NV (a)(b)(c)	8,455	259,738
Yamaha Corp. - ADR	15,624	701,830
		11,388,435
Miscellaneous Store Retailers - 0.14%
Etsy, Inc. (a)	4,168	259,708
GNC Holdings, Inc. - Class A (a)(c)	18,356	25,698
Office Depot, Inc. (c)	83,452	163,566
Ollie's Bargain Outlet Holdings, Inc. (a)	1,958	193,294
Rent-A-Center, Inc. (a)	5,886	140,440
Woolworths Holdings Ltd. (b)	91,984	281,471
		1,064,177
Motion Picture and Sound Recording Industries - 0.30%
AMC Entertainment Holdings, Inc. - Class A (c)	6,198	74,252
Cinemark Holdings, Inc. (c)	25,358	963,351
Netflix, Inc. (a)	2,690	923,423

Vivendi SA - ADR	10,440	281,045
World Wrestling Entertainment, Inc. - Class A (c)	1,569	114,129
		2,356,200
Motor Vehicle and Parts Dealers - 0.38%
Advance Auto Parts, Inc. (c)	1,753	271,715
Asbury Automotive Group, Inc. (a)(c)	3,337	247,572
Auto Trader Group PLC - ADR	242,976	456,794
AutoZone, Inc. (a)	367	376,949
CarMax, Inc. (a)(c)	5,053	395,549
Group 1 Automotive, Inc.	3,688	266,237
Lithia Motors, Inc. - Class A	2,125	242,569
Murphy USA, Inc. (a)(c)	2,136	171,435
O'Reilly Automotive, Inc. (a)(c)	1,480	549,628
		2,978,448
Nonmetallic Mineral Product Manufacturing - 0.28%
AGC, Inc. - ADR	96,050	613,760
Anhui Conch Cement Co. Ltd. - ADR (c)	11,840	333,888
Cemex SAB de CV - ADR (a)(c)	3,395	13,987
CRH PLC - ADR (c)	13,230	414,761
LafargeHolcim Ltd. - ADR	68,110	649,088
Loma Negra Cia Industrial Argentina SA - ADR (a)	5,552	55,242
Semen Indonesia Persero Tbk PT - ADR	8,909	140,139
		2,220,865
Nonstore Retailers - 1.07%
Acorn International, Inc. - ADR (a)	8,180	215,461
Amazon.com, Inc. (a)	3,521	6,250,021
Baozun, Inc. - ADR (a)(c)	2,351	92,230
Copart, Inc. (a)(c)	3,385	241,960
Insight Enterprises, Inc. (a)(c)	8,169	420,540
Liberty Expedia Holdings, Inc. - Class A (a)	3,240	133,585
MonotaRO Co. Ltd. - ADR	22,823	486,815
Systemax, Inc.	4,357	89,711
World Fuel Services Corp. (c)	3,057	89,081
WW Grainger, Inc.	1,293	338,365
		8,357,769
Nursing and Residential Care Facilities - 0.08%
Brookdale Senior Living, Inc. (a)	7,172	44,323
Ensign Group, Inc.	6,704	357,055
Omnicell, Inc. (a)	2,707	215,071
		616,449
Oil and Gas Extraction - 1.73%
Akzo Nobel NV - ADR	20,132	564,300
Apache Corp. (c)	6,807	177,458
BASF SE - ADR	4,417	72,615
Cabot Oil & Gas Corp. (c)	7,760	194,155
California Resources Corp. (a)(c)	6,456	104,587
Carrizo Oil & Gas, Inc. (a)(c)	3,053	31,080
Centrica PLC - ADR (c)	5,324	25,555
Chesapeake Energy Corp. (a)(c)	254,342	488,337
CNOOC Ltd. - ADR	2,668	433,203
Denbury Resources, Inc. (a)(c)	40,803	58,756
Devon Energy Corp.	15,601	392,521
Ecopetrol SA - ADR (c)	18,487	303,002
EOG Resources, Inc.	2,172	177,843
Extraction Oil & Gas, Inc. (a)(c)	128,255	434,784
Gazprom Neft PJSC - ADR	6,087	173,723
Gulfport Energy Corp. (a)(c)	24,212	132,440
Laredo Petroleum, Inc. (a)	16,471	43,483
LUKOIL PJSC - ADR	13,718	1,093,737
Northern Oil and Gas, Inc. (a)	29,158	58,024
Oasis Petroleum Inc. (a)	12,431	64,641
Occidental Petroleum Corp. (c)	8,512	423,642
Petroleo Brasileiro SA - ADR (a)	10,097	145,700
Phillips 66	8,024	648,339
Premier Oil PLC - ADR (a)	99,445	106,406
QEP Resources, Inc. (a)	23,937	165,405
Renewable Energy Group, Inc. (a)	8,791	137,491
Repsol SA - ADR	63,241	1,008,695
Sasol Ltd. - ADR	8,424	209,673
SM Energy Co. (c)	40,477	470,748
Southwestern Energy Co. (a)(c)	71,570	256,936
Surgutneftegas PJSC - ADR (c)	50,608	190,792
Tatneft PJSC - ADR	7,245	502,803
TOTAL SA - ADR	61,918	3,188,778
W&T Offshore, Inc. (a)(c)	23,991	100,762
Whiting Petroleum Corp. (a)(c)	19,589	360,046
Woodside Petroleum Ltd. - ADR	26,686	649,671
		13,590,131

Other Information Services - 0.94%
Alibaba Group Holding Ltd. - ADR (a)(c)	15,476	2,309,948
Facebook, Inc. - Class A (a)	15,236	2,703,933
LiveRamp Holdings, Inc. (a)(c)	8,037	412,941
NetEase, Inc. - ADR (c)	936	232,699
NIC, Inc.	11,793	188,216
Phoenix New Media Ltd. - ADR (a)	14,661	55,125
Renren, Inc. - ADR (a)(c)	158,341	210,594
Travelzoo (a)	3,558	60,522
Twitter, Inc. (a)	8,703	317,137
VeriSign, Inc. (a)	3,580	698,028
YY, Inc. - ADR (a)	2,190	149,906
		7,339,049
Paper Manufacturing - 0.33%
Domtar Corp.	16,749	704,296
Greif, Inc. - Class A	4,173	147,891
Nitto Denko Corp. - ADR	21,844	472,267
Suzano SA - ADR	1,231	20,028
Svenska Cellulosa AB SCA - ADR	58,694	440,792
UPM-Kymmene OYJ - ADR	26,421	661,582
Verso Corp. - Class A (a)	8,541	147,076
		2,593,932
Performing Arts, Spectator Sports, and Related Industries - 0.28%
Churchill Downs, Inc.	2,178	214,707
International Speedway Corp. - Class A	14,631	654,883
IRSA Propiedades Comerciales SA - ADR (a)	2,833	49,436
Live Nation Entertainment, Inc. (a)(c)	6,897	419,476
MultiChoice Group Ltd. - ADR (a)	3,130	26,057
Viacom, Inc. - Class B (c)	28,321	822,159
		2,186,718
Personal and Laundry Services - 0.06%
Park24 Co. Ltd. - ADR	19,692	370,997
Regis Corp. (a)	6,845	127,591
		498,588
Petroleum and Coal Products Manufacturing - 2.88%
BP PLC - ADR	79,405	3,233,372
Chevron Corp.	29,728	3,384,533
CVR Energy, Inc.	3,616	153,572
Eni SpA - ADR	48,889	1,465,203
Equinor ASA - ADR (c)	21,891	419,213
Exxon Mobil Corp. (c)	60,088	4,252,427
HollyFrontier Corp.	11,666	443,075
Marathon Oil Corp.	47,641	626,479
Murphy Oil Corp. (c)	17,282	429,458
Norsk Hydro ASA - ADR	80,877	289,540
PBF Energy, Inc. - Class A	12,786	337,550
Royal Dutch Shell PLC - Class A - ADR	62,791	3,881,111
Royal Dutch Shell PLC - Class B - ADR (c)	49,390	3,104,655
Valero Energy Corp.	7,440	523,776
		22,543,964
Pipeline Transportation - 0.07%
ENN Energy Holdings Ltd. - ADR	14,652	529,377
Plastics and Rubber Products Manufacturing - 0.32%
Advanced Drainage Systems, Inc.	3,379	96,910
Bridgestone Corp. - ADR	65,308	1,210,158
Carlisle Cos, Inc.	6,414	855,050
Goodyear Tire & Rubber Co.	13,812	185,219
Tredegar Corp.	4,538	70,747
ZAGG, Inc. (a)(c)	15,069	100,360
		2,518,444
Primary Metal Manufacturing - 0.76%
AK Steel Holding Corp. (a)(c)	33,346	57,355
Alcoa Corp. (a)(c)	10,085	213,701
Allegheny Technologies, Inc. (a)(c)	10,886	233,069
Alumina Ltd. - ADR	46,210	303,369
APERAM SA (b)	7,951	188,041
ArcelorMittal (b)(c)	20,283	298,566
Atkore International Group, Inc. (a)	9,465	221,386
Carpenter Technology Corp. (c)	9,116	369,745
Cia Siderurgica Nacional SA - ADR	24,378	101,656
Commercial Metals Co.	2,781	37,126
Encore Wire Corp.	10,236	510,879
Finisar Corp. (a)	4,760	99,865
Kubota Corp. - ADR	3,448	262,082

Nippon Steel Corp. - ADR	32,207	535,280
Nucor Corp.	14,274	685,153
POSCO - ADR	3,215	159,882
Reliance Steel & Aluminum Co.	9,772	813,715
Ryerson Holding Corp. (a)	6,841	52,813
Steel Dynamics, Inc.	13,058	328,409
SunCoke Energy, Inc. (a)(c)	25,777	189,203
Ternium SA - ADR	6,583	158,387
United States Steel Corp. (c)	13,024	153,944
		5,973,626
Printing and Related Support Activities - 0.24%
Dai Nippon Printing Co. Ltd. - ADR	91,012	978,378
Ennis, Inc. (c)	23,086	427,553
Toppan Printing Co. Ltd. - ADR	61,100	448,169
		1,854,100
Professional, Scientific, and Technical Services - 3.85%
58.com, Inc. - ADR (a)	941	53,665
Accenture PLC - Class A (b)	4,950	881,447
Alteryx, Inc. - Class A (a)(c)	1,031	89,553
Amdocs Ltd. (b)	11,890	706,504
Amgen, Inc.	12,792	2,132,425
AMN Healthcare Services, Inc. (a)(c)	2,470	119,647
Arrowhead Pharmaceuticals, Inc. (a)(c)	4,473	106,055
Biogen, Inc. (a)	5,329	1,168,596
Booz Allen Hamilton Holding Corp. (c)	15,799	998,022
CACI International, Inc. - Class A (a)(c)	2,940	598,349
Cadence Design System, Inc. (a)	14,521	923,100
CDW Corp.	12,464	1,226,955
Cerner Corp. (c)	6,375	446,059
Charles River Labratories International, Inc. (a)	5,223	655,225
Codexis, Inc. (a)(c)	3,768	68,201
Cognizant Technology Solutions Corp. - Class A	6,916	428,308
Control4 Corp. (a)(c)	7,638	180,715
Exact Sciences Corp. (a)(c)	3,497	362,394
Exelixis, Inc. (a)	6,225	121,948
F5 Networks, Inc. (a)(c)	7,787	1,028,507
FactSet Research Systems, Inc. (c)	986	274,305
Fate Therapeutics, Inc. (a)(c)	4,475	86,278
FTI Consulting, Inc. (a)(c)	6,296	528,360
Fujitsu Ltd. - ADR (c)	69,792	938,004
Galapagos NV - ADR (a)	868	98,640
Gravity Co. Ltd. - ADR (a)(c)	13,097	1,204,924
HealthStream, Inc. (a)	8,090	202,250
Heidrick & Struggles International, Inc.	5,374	163,155
Hennes & Mauritz AB - ADR (c)	177,268	521,167
Imperial Holdings Ltd. - ADR	11,038	42,827
Industria de Diseno Textil SA - ADR	30,733	408,442
Infosys Ltd. - ADR (c)	39,270	411,157
Insperity, Inc.	2,625	298,988
International Business Machines Corp.	4,627	587,583
Intertek Group PLC - ADR	621	41,626
IQVIA Holdings, Inc. - Class C (a)	7,170	974,045
Liberty SiriusXM Group (a)	18,669	674,698
LPL Financial Holdings, Inc.	18,548	1,487,920
MAXIMUS, Inc.	5,943	423,439
Naspers Ltd. - ADR	15,804	710,706
Navigant Consulting, Inc. (c)	18,379	404,338
NeoGenomics, Inc. (a)(c)	7,417	161,023
NextGen Healthcare, Inc. (a)	8,300	159,775
NuCana PLC - ADR (a)(c)	3,812	45,744
Okta, Inc. (a)(c)	2,781	314,865
Omnicom Group, Inc. (c)	12,710	983,245
Perficient, Inc. (a)(c)	17,637	536,694
Sabre Corp.	23,489	476,357
Santen Pharmaceutical Co. Ltd. - ADR (c)	20,303	290,942
Sea Ltd. - ADR (a)	8,799	250,244
ServiceNow, Inc. (a)	2,862	749,643
SPS Commerce, Inc. (a)	3,395	346,052
Sykes Enterprises, Inc. (a)(c)	5,080	125,781
Telia Co. AB - ADR	62,940	522,717
Trade Desk, Inc. - Class A (a)(c)	1,016	201,991
Unisys Corp. (a)(c)	21,186	205,504
Vericel Corp. (a)(c)	4,272	66,857
Verint Systems, Inc. (a)(c)	9,457	536,685
VMware, Inc. - Class A (a)	3,506	620,492
Wipro Ltd. - ADR (c)	48,904	216,156

Wirecard AG - ADR	3,117	243,531
Zealand Pharma A/S - ADR (a)(c)	11,578	239,665
Zscaler, Inc. (a)(c)	1,084	74,395
		30,146,885
Publishing Industries (except Internet) - 3.54%
Adobe, Inc. - Class A (a)	5,532	1,498,619
Appfolio, Inc. (a)(c)	3,609	347,908
Bottomline Technologies DE, Inc. (a)	3,038	132,700
Citrix Systems, Inc. (c)	5,932	558,320
Coupa Software, Inc. (a)(c)	841	91,846
Dassault Systemes SE - ADR	1,969	292,042
DXC Technology Co.	9,947	472,880
EPAM Systems, Inc. (a)	7,087	1,223,145
Evolent Health, Inc. - Class A (a)(c)	9,097	96,792
Fair Isaac Corp. (a)	2,674	791,237
Fortinet, Inc. (a)	5,527	400,597
Gannett Co., Inc. (c)	11,917	93,668
InterActiveCorp (a)	4,626	1,021,652
Intuit, Inc.	3,805	931,654
Konami Holdings Corp. - ADR	10,081	475,722
Medidata Solutions, Inc. (a)	3,999	364,509
Microsoft Corp.	73,347	9,071,556
MiX Telematics Ltd. - ADR	3,547	56,681
Momo, Inc. - ADR (a)(c)	4,550	125,444
Oracle Corp. (c)	36,218	1,832,630
Palo Alto Networks, Inc. (a)(c)	1,016	203,342
Pearson PLC - ADR (c)	52,476	521,087
RELX PLC - ADR (c)	32,945	769,925
SailPoint Technologies Holding, Inc. (a)	6,075	106,738
SAP SE - ADR	7,925	975,409
Scholastic Corp. (c)	9,237	305,652
Tableau Software, Inc. - Class A (a)	2,740	308,168
TEGNA, Inc.	16,239	245,858
Temenos AG - ADR	3,064	534,392
Trend Micro, Inc. - ADR	8,283	369,587
Tribune Media Co. - Class A	37,619	1,741,760
Twilio, Inc. - Class A (a)(c)	2,440	322,056
Veeva Systems, Inc. - Class A (a)	6,268	967,090
Wolters Kluwer NV - ADR	6,981	486,052
		27,736,718
Rail Transportation - 0.91%
CSX Corp. (c)	14,085	1,048,910
East Japan Railway Co. - ADR	91,427	1,439,974
Genesee & Wyoming, Inc. - Class A (a)(c)	14,491	1,379,833
Norfolk Southern Corp.	5,130	1,001,068
Union Pacific Corp. (c)	8,165	1,361,759
West Japan Railway Co. - ADR (c)	11,454	896,963
		7,128,507
Real Estate - 0.22%
BrasilAgro - Co Brasileira de Propriedades Agricolas - ADR	3,261	13,011
China Overseas Land & Investment Ltd. - ADR	11,502	199,510
Kennedy-Wilson Holdings, Inc.	6,055	124,430
Marcus & Millichap, Inc. (a)(c)	8,945	273,180
Mitsubishi Estate Co. Ltd. - ADR	37,087	678,692
Rightmove PLC - ADR	19,461	284,325
RMR Group, Inc. - Class A	3,958	190,855
		1,764,003
Rental and Leasing Services - 0.47%
Aircastle Ltd. (b)	20,661	401,237
AMERCO (c)	1,644	605,353
Ashtead Group PLC - ADR	3,905	367,480
Brambles Ltd. - ADR	32,841	549,431
Enova International, Inc. (a)	7,935	169,412
Fly Leasing Ltd. - ADR (a)	32,110	521,467
GATX Corp. (c)	2,129	148,647
Localiza Rent a Car SA - ADR	1,592	15,363
McGrath RentCorp.	2,910	163,629
Synchrony Financial	14,059	472,804
Triton International Ltd. (b)(c)	10,189	301,085
		3,715,908
Retailing - 0.04%
Jumei International Holding Ltd. - ADR (a)	120,249	291,003
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.97%
Alarm.com Holdings, Inc. (a)(c)	2,921	170,324
CME Group, Inc.	5,999	1,152,528
Cowen, Inc. (a)(c)	19,860	300,879

Daiwa Securities Group, Inc. - ADR	162,794	701,642
Delek Group Ltd. - ADR	6,226	114,558
Dow, Inc. (c)	2,051	95,905
Evercore, Inc. - Class A	10,649	822,422
First Pacific Co. Ltd. - ADR	420,970	825,101
Four Seasons Education Cayman, Inc. - ADR (a)	5,870	13,795
Franklin Resources, Inc. (c)	15,918	506,511
GAIN Capital Holdings, Inc. (c)	23,674	92,092
GDS Holdings Ltd. - ADR (a)(c)	504	16,375
Genting Bhd - ADR	4,661	35,537
Goldman Sachs Group, Inc.	1,583	288,882
Hexindai, Inc. - ADR (a)(c)	8,286	21,958
Hong Kong Exchanges & Clearing Ltd. - ADR	36,961	1,180,017
Huami Corp. - ADR (a)	6,327	46,377
Indivior PLC - ADR (a)	14,888	42,803
iQIYI, Inc. - ADR (a)(c)	4,218	76,894
Japan Exchange Group, Inc. - ADR (c)	129,917	997,763
Leju Holdings Ltd. - ADR (a)	38,578	48,647
MarketAxess Holdings, Inc. (c)	1,318	392,527
Morgan Stanley	25,564	1,040,199
MSCI, Inc.	5,321	1,170,673
National General Holdings Corp.	10,390	236,061
Noah Holdings Ltd. - ADR (a)	376	14,382
Nomura Holdings, Inc. - ADR (c)	30,598	95,160
Oppenheimer Holdings, Inc. - Class A	14,137	348,336
ORIX Corp. - ADR	20,574	1,449,643
Qudian, Inc. - ADR (a)	17,461	119,608
Raymond James Financial, Inc.	7,528	621,662
RISE Education Cayman Ltd. - ADR (a)	2,241	20,348
Secoo Holding Ltd. - ADR (a)	8,428	60,429
Singapore Exchange Ltd. - ADR	8,767	704,209
Stifel Financial Corp. (c)	9,660	518,066
Syneos Health, Inc. (a)(c)	4,147	170,981
T Rowe Price Group, Inc. (c)	3,518	355,811
TD Ameritrade Holding Corp. (c)	7,004	348,449
WesBanco, Inc.	5,342	189,801
		15,407,355
Software & Services - 0.01%
Cheetah Mobile, Inc. - ADR (a)(c)	10,693	45,873
Specialty Trade Contractors - 0.20%
Comfort Systems USA, Inc.	5,950	280,721
EMCOR Group, Inc.	7,885	635,215
Quanta Services, Inc.	18,231	633,710
		1,549,646
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.13%
Barnes & Noble Education, Inc. (a)	16,504	52,318
Barnes & Noble, Inc. (c)	24,039	105,531
Dick's Sporting Goods, Inc. (c)	16,971	585,670
Michaels Cos., Inc. (a)(c)	29,122	265,301
		1,008,820
Support Activities for Agriculture and Forestry - 0.02%
VEON Ltd. - ADR	85,043	195,599
Support Activities for Mining - 0.73%
Antero Resources Corp. (a)(c)	25,695	168,816
Archrock, Inc. (c)	8,215	72,867
Cleveland-Cliffs, Inc. (c)	27,268	237,232
ConocoPhillips	22,863	1,348,003
Gazprom PJSC - ADR	130,627	849,076
Helix Energy Solutions Group, Inc. (a)(c)	10,150	68,614
Hess Corp. (c)	4,352	243,103
Liberty Oilfield Services, Inc. - Class A (c)	8,015	102,191
Mammoth Energy Services, Inc.	10,121	106,271
ONE Gas, Inc. (c)	5,893	515,991
Pampa Energia SA - ADR (a)(c)	3,773	95,381
Penn Virginia Corp. (a)	1,516	46,238
Pioneer Energy Services Corp. (a)(c)	27,036	8,516
ProPetro Holding Corp. (a)	5,915	114,869
Smart Sand, Inc. (a)(c)	31,883	106,170
South32 Ltd. - ADR	66,243	767,756
Wesfarmers Ltd. - ADR (c)	66,619	850,058
		5,701,152
Support Activities for Transportation - 0.36%
CH Robinson Worldwide, Inc. (c)	4,971	395,841
Expeditors International of Washington, Inc. (c)	11,217	780,591
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	2,770	134,594
Grupo Aeroportuario del Pacifico SAB de CV - ADR	697	68,222

Grupo Aeroportuario del Sureste SAB de CV - ADR	749	118,776
Hub Group, Inc. - Class A (a)	7,204	280,668
Japan Airlines Co. Ltd. - ADR	46,692	728,396
Tuniu Corp. - ADR (a)	10,700	33,598
XPO Logistics, Inc. (a)(c)	5,835	303,945
		2,844,631
Telecommunications - 3.86%
America Movil SAB de CV - Class A - ADR	664	9,216
America Movil SAB de CV - Class L - ADR	870	12,206
AT&T, Inc. (c)	68,356	2,090,326
Autohome, Inc. - ADR (a)(c)	2,390	205,301
Blucora, Inc. (a)	5,353	165,782
BT Group PLC - ADR (c)	51,620	640,088
CenturyLink, Inc. (c)	42,347	442,526
China Mobile Ltd. - ADR	27,898	1,222,490
China Telecom Corp. Ltd. - ADR (c)	9,559	464,089
China Unicom Hong Kong Ltd. - ADR	24,477	257,009
Chunghwa Telecom Co. Ltd. - ADR (c)	8,069	287,983
Deutsche Telekom AG - ADR	33,963	572,277
Hellenic Telecommunications Organization SA - ADR	18,086	121,176
Iridium Communications, Inc. (a)	3,838	82,248
KDDI Corp. - ADR (c)	141,980	1,813,084
KT Corp. - ADR	40,861	491,966
Magyar Telekom Telecommunications PLC - ADR (c)	12,402	88,674
Mobile TeleSystems PJSC - ADR	40,455	316,358
MTN Group Ltd. - ADR	26,028	182,717
Nippon Telegraph & Telephone Corp. - ADR	25,893	1,155,346
Orange SA - ADR (c)	38,764	582,623
PCCW Ltd. - ADR	56,744	316,064
PLDT, Inc. - ADR	6,794	171,888
Rostelecom PJSC - ADR	23,136	162,068
SK Telecom Co. Ltd. - ADR	24,817	576,499
SoftBank Group Corp. - ADR (c)	51,220	2,376,608
Spark New Zealand Ltd. - ADR (c)	43,660	544,004
Sprint Corp. (a)	245,848	1,688,976
Swisscom AG - ADR	7,520	361,336
Telefonica SA - ADR	151,206	1,199,064
Telekomunikasi Indonesia Persero Tbk PT - ADR	26,996	728,082
Telenor ASA - ADR	39,077	806,941
Telephone & Data Systems, Inc.	38,263	1,102,357
Telstra Corp. Ltd. - ADR	21,572	269,866
Tencent Holdings Ltd. - ADR	37,839	1,580,157
TIM Participacoes SA - ADR	5,559	77,103
T-Mobile US, Inc. (a)	21,544	1,582,191
Ubiquiti Networks, Inc.	2,025	243,628
United States Cellular Corp. (a)	16,486	717,965
Verizon Communications, Inc.	79,755	4,334,684
XL Axiata Tbk PT - ADR (a)	47,937	190,070
		30,233,036
Transit and Ground Passenger Transportation - 0.22%
Central Japan Railway Co. - ADR	82,056	1,706,765
Transportation Equipment Manufacturing - 2.77%
Aerovironment, Inc. (a)	745	48,239
Airbus SE - ADR	21,895	701,078
Allison Transmission Holdings, Inc.	23,274	963,311
Boeing Co.	4,894	1,671,839
BorgWarner, Inc. (c)	7,296	258,862
Brilliance China Automotive Holdings Ltd. - ADR	3,329	33,656
Commercial Vehicle Group, Inc. (a)	6,702	41,619
Denso Corp. - ADR (c)	31,809	619,003
Ford Motor Co.	43,921	418,128
Ford Otomotiv Sanayi AS - ADR	4,420	208,602
Fox Factory Holding Corp. (a)(c)	1,908	127,874
General Motors Co. (c)	29,670	989,198
Gentex Corp. (c)	22,697	484,808
Great Wall Motor Co. Ltd. - ADR	27,130	194,793
Hino Motors Ltd. - ADR	329	25,840
Honda Motor Co. Ltd. - ADR	70,677	1,739,361
Isuzu Motors Ltd. - ADR	52,223	568,186
Lear Corp.	3,894	463,503
Leonardo SpA - ADR	46,804	257,422
Mazda Motor Corp. - ADR	154,279	744,396
Meritor, Inc. (a)	9,381	189,121
Miller Industries, Inc.	1,360	36,108
MTU Aero Engines AG - ADR	4,965	535,227
Navistar International Corp. (a)(c)	5,528	171,976

Nissan Motor Co. Ltd. - ADR (c)	13,832	185,487
Oshkosh Corp.	12,899	918,280
PACCAR, Inc. (c)	16,192	1,065,757
Peugeot SA - ADR	39,617	881,874
Shimano, Inc. - ADR	60,358	919,856
Subaru Corp. - ADR	52,008	599,652
Suzuki Motor Corp. - ADR	4,369	826,964
Tata Motors Ltd. - ADR (a)(c)	19,448	243,294
Thor Industries, Inc.	7,961	411,106
Toyota Motor Corp. - ADR	31,446	3,697,422
Volvo AB - ADR	25,342	352,000
Winnebago Industries, Inc.	3,427	110,144
		21,703,986
Truck Transportation - 0.32%
ArcBest Corp. (c)	5,990	150,169
DSV A/S - ADR	17,329	767,675
Knight-Swift Transportation Holdings, Inc. (c)	7,085	195,829
Landstar System, Inc.	6,099	587,029
Old Dominion Freight Lines, Inc. (c)	3,789	501,815
Werner Enterprises, Inc. (c)	9,454	263,578
YRC Worldwide, Inc. (a)(c)	15,716	66,950
		2,533,045
Utilities - 2.85%
AGL Energy Ltd. - ADR	34,666	488,791
Ameren Corp.	13,049	957,014
Black Hills Corp. (c)	8,554	651,815
Central Puerto SA - ADR (a)	5,948	48,000
Cia Energetica de Minas Gerais - ADR (c)	17,184	76,641
Cia Paranaense de Energia - ADR	8,823	102,347
CLP Holdings Ltd. - ADR	139,979	1,587,362
Consolidated Edison, Inc.	8,664	747,703
E.ON SE - ADR	53,659	558,054
Électricité de France SA - ADR (c)	147,003	405,728
Enel Americas SA - ADR	10,901	87,099
Enel Chile SA - ADR	13,029	59,933
Enel SpA - ADR	210,394	1,304,443
Engie SA - ADR	26,665	369,844
Entergy Corp.	4,708	457,006
Exelon Corp.	51,631	2,482,418
FirstEnergy Corp. (c)	21,795	898,826
Hong Kong & China Gas Co. Ltd. - ADR (c)	540,244	1,204,744
Iberdrola SA - ADR	42,620	1,588,021
IDACORP, Inc. (c)	2,281	228,716
NorthWestern Corp.	5,034	357,112
NRG Energy, Inc.	24,665	839,597
OGE Energy Corp. (c)	21,094	876,667
ONEOK, Inc. (c)	3,278	208,546
Otter Tail Corp.	12,967	644,071
PG&E Corp. (a)	10,714	183,209
Portland General Electric Co.	13,301	703,091
Red Electrica Corp. SA - ADR	28,819	304,329
Southwest Gas Holdings, Inc.	5,371	457,287
Terna Rete Elettrica Nazionale SpA - ADR	22,822	417,300
Tokyo Gas Co. Ltd. - ADR	33,334	409,675
UGI Corp. (c)	22,717	1,172,424
United Utilities Group PLC - ADR	18,134	366,125
Vistra Energy Corp.	10,883	256,403
WEC Energy Group, Inc. (c)	10,285	828,457
		22,328,798
Waste Management and Remediation Services - 0.31%
Darling Ingredients, Inc. (a)	5,965	112,739
Republic Sevices, Inc.	13,546	1,145,856
Waste Management, Inc.	10,585	1,157,470
		2,416,065
Water Transportation - 0.11%
Carnival Corp. (b)(c)	6,350	325,056
Carnival PLC - ADR	2,369	118,782
Norwegian Cruise Line Holdings Ltd. (a)(b)(c)	5,577	305,117
SEACOR Holdings, Inc. (a)(c)	2,601	108,228
		857,183

Wholesale Electronic Markets and Agents and Brokers - 0.07%
Genuine Parts Co.	5,836	577,180
Wood Product Manufacturing - 0.20%
Louisiana-Pacific Corp. (c)	15,666	357,498
Masco Corp.	26,921	940,081
Universal Forest Products, Inc.	8,685	280,091
		1,577,670
TOTAL COMMON STOCKS (Cost $720,079,831)		732,096,754

PREFERRED STOCKS - 0.37%
Administration of Economic Programs - 0.01%
Centrais Electricas Brasileiras SA - ADR	6,432	59,110
Air Transportation - 0.00%
Gol Linhas Aereas Inteligentes SA - ADR (a)	1,394	19,126
Credit Intermediation and Related Activities - 0.17%
Banco Bradesco SA - ADR (a)	31,185	291,892
Bancolombia SA - ADR (c)	12,455	585,010
Itau Unibanco Holding SA - ADR (c)	47,685	424,397
		1,301,299
Food and Beverage Stores - 0.03%
Cia Brasileira de Distribuicao - ADR (a)	11,010	243,101
Oil and Gas Extraction - 0.06%
Petroleo Brasileiro SA - ADR (a)	16,466	213,729
Surgutneftegas PJSC - ADR (c)	42,828	269,388
		483,117
Primary Metal Manufacturing - 0.01%
Gerdau SA - ADR (c)	15,948	55,499
Telecommunications - 0.00%
Telefonica Brasil SA - ADR (a)	3,051	37,344
Transportation Equipment Manufacturing - 0.06%
Volkswagen AG - ADR	33,463	517,338
Utilities - 0.03%
Cia Energetica de Minas Gerais - ADR (c)	33,958	127,003
Cia Paranaense de Energia - ADR	7,788	94,546
		221,549
TOTAL PREFERRED STOCKS (Cost $2,948,485)		2,937,483

EXCHANGE-TRADED FUNDS - 1.03%
iShares MSCI EAFE ETF (c)	45,990	2,915,766
iShares Russell 1000 ETF (c)	24,101	3,691,068
iShares Russell 2000 ETF (c)	6,057	883,474
Vanguard FTSE Emerging Markets ETF	13,788	560,344
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,453,248)		8,050,652

REAL ESTATE INVESTMENT TRUSTS - 3.48%
Accommodation - 0.22%
Host Hotels & Resorts, Inc. (c)	27,482	497,699
Park Hotels & Resorts, Inc. (c)	18,646	515,003
Sunstone Hotel Investors, Inc.	32,762	439,666
Xenia Hotels & Resorts, Inc.	12,689	265,327
		1,717,695
Administrative and Support Services - 0.10%
CoreCivic, Inc.	9,113	199,575
Ladder Capital Corp.	36,312	577,361
		776,936
Broadcasting (except Internet) - 0.01%
Ryman Hospitality Properties, Inc.	1,259	100,657
Construction of Buildings - 0.00%
Gafisa SA - ADR	6,363	15,908
Credit Intermediation and Related Activities- 0.09%
Cherry Hill Mortgage Investment Corp. (c)	22,528	367,207
New York Mortgage Trust, Inc. (c)	53,555	323,472
		690,679
Data Processing, Hosting, and Related Services- 0.02%
Global Medical REIT, Inc.	11,428	121,823
Forestry and Logging- 0.07%
Weyerhaeuser Co.	23,525	536,370
Funds, Trusts, and Other Financial Vehicles- 0.89%
AG Mortgage Investment Trust, Inc.	13,056	201,324
Apollo Commercial Real Estate Finance, Inc.	33,924	623,523
Chesapeake Lodging Trust (c)	21,350	614,240
Chimera Investment Corp. (c)	56,331	1,027,476
Dynex Capital, Inc.	50,363	276,997
Kimco Realty Corp. (c)	36,717	638,876
LTC Properties, Inc.	7,831	350,437
Mack-Cali Realty Corp.	4,048	91,971
National Retail Properties, Inc. (c)	15,751	843,150

Realty Income Corp. (c)	8,826	618,526
Simon Property Group, Inc. (c)	5,399	875,123
Spirit Realty Capital, Inc.	12,551	535,426
Western Asset Mortgage Capital Corp.	28,988	280,894
		6,977,963

Heavy and Civil Engineering Construction- 0.00%
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR	3,386	14,865
Professional, Scientific, and Technical Services- 0.06%
Extra Space Storage, Inc. (c)	2,258	241,967
Outfront Media, Inc.	9,877	243,468
		485,435
Real Estate- 1.81%
American Tower Corp. (c)	1,088	227,142
Americold Realty Trust (c)	7,666	239,946
Apartment Investment & Management Co. - Class A	10,910	544,955
Arbor Realty Trust, Inc. (c)	50,082	616,509
Ares Commercial Real Estate Corp. (c)	40,598	595,979
Braemar Hotels & Resorts, Inc.	7,792	81,348
Brixmor Property Group, Inc. (c)	38,686	663,464
Chatham Lodging Trust	20,642	393,024
DiamondRock Hospitality Co. (c)	33,802	334,978
EPR Properties	7,478	584,032
GEO Group, Inc.	21,423	469,806
HCP, Inc.	22,705	719,976
Jernigan Capital, Inc. (c)	16,100	340,032
KKR Real Estate Finance Trust, Inc. (c)	13,879	274,527
Lexington Realty Trust (c)	102,101	936,265
Liberty Property Trust	9,580	454,763
Life Storage, Inc.	2,759	265,637
Medical Properties Trust, Inc. (c)	55,348	984,086
New Residential Investment Corp.	48,530	740,082
NorthStar Realty Europe Corp. (c)	13,321	219,397
Omega Healthcare Investors, Inc. (c)	15,806	563,010
PennyMac Mortgage Investment Trust	35,303	734,302
Ready Capital Corp. (c)	8,123	118,352
Retail Properties of America, Inc. - Class A	34,731	412,952
Sabra Health Care REIT, Inc. (c)	18,029	347,779
Uniti Group, Inc. (c)	21,791	209,412
Ventas, Inc.	8,551	549,829
VEREIT, Inc. (c)	79,231	703,571
VICI Properties, Inc.	15,075	334,364
Washington Prime Group, Inc. (c)	26,943	110,466
Welltower, Inc. (c)	5,307	431,035
		14,201,020
Securities, Commodity Contracts, and Other Financial Investments and Related Activities- 0.18%
CareTrust REIT, Inc.	11,189	272,005
Granite Point Mortgage Trust, Inc. (c)	13,789	256,338
STORE Capital Corp.	16,747	573,082
TPG RE Finance Trust, Inc.	14,389	275,837
		1,377,262
Utilities- 0.03%
CorEnergy Infrastructure Trust, Inc. (c)	6,492	250,526
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,498,962)		27,267,139

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 24.89%
Money Market Fund - 24.89%
Mount Vernon Liquid Assets Portfolio, LLC, 2.540% (d)	195,118,586	195,118,586
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $195,118,586)		195,118,586

SHORT-TERM INVESTMENTS - 1.33%
First American Government Obligations Fund, Class X, 2.305% (d)	10,455,654	10,455,654
TOTAL SHORT-TERM INVESTMENTS (Cost $10,455,654)		10,455,654

Total Investments (Cost $963,554,766) - 124.49%		975,926,268
Liabilities in Excess of Other Assets - (24.49)%		(191,972,079)
TOTAL NET ASSETS - 100.00%		$783,954,189

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of May 31, 2019. Total value of securities out on loan is $188,591,305.
(d)	The rate shown represents the 7-day yield at May 31, 2019.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.

KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities are valued in accordance with prices supplied by a Pricing Service.  A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade.  Futures contracts for which reliable market quotations are not readily available shall be valued at a price, supplied by a Pricing Service approved by the Trust's Board of Trustees (the "Board") which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and ask prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.   The Board will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2019.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$30,041,304	$-	$30,041,304
Corporate Bonds	-	83,727,311	-	83,727,311
Foreign Corporate Bonds	-	33,847,583	-	33,847,583
Foreign Government Notes/Bonds	-	18,432,196	-	18,432,196
Non-Agency Mortgage Backed Securities	-	27,343,253	-	27,343,253
Agency Mortgage Backed Securities	-	119,131,840	-	119,131,840
Municipal Bonds	-	524,699	-	524,699
U.S. Government Agency Issues	-	425,167	-	425,167
U.S. Government Notes/Bonds	-	88,396,038	-	88,396,038
Total Fixed Income Securities	-	401,869,391	-	401,869,391
Exchange-Traded Funds	7,952,375	-	-	7,952,375
Money Market Funds	21,501,877	-	-	21,501,877
Total Investments in Securities	$29,454,252	$401,869,391	$-	$431,323,643

Other Financial Instruments:
Futures Contracts*	$116,826	$-	$-	$116,826
Total Other Financial Instruments	$116,826	$-	$-	$116,826

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $206,241 and unrealized depreciation of $89,415.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$718,763,214	$13,233,558	$-	$731,996,772
Preferred Stocks	2,937,483	-	-	2,937,483
Exchange-Traded Funds	8,050,652	-	-	8,050,652
Real Estate Investment Trusts	27,252,274	14,865	-	27,267,139
Total Equity	757,003,623	13,248,423	-	770,252,046
Money Market Funds	205,574,240	-	-	205,574,240
Total Investments in Securities	$962,577,863	$13,248,423	$-	$975,826,286

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any Level 3 securities during the period ended May 31, 2019.

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2019 was as follows:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location		Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*		$206,241	Assets- Unrealized depreciation*	$89,415
Total			$206,241		$89,415

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2018 through May 31, 2019 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$124,515	$124,515
Total	$124,515	$124,515

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$206,289	$206,289
Total	$206,289	$206,289

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended May 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date  7/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date  7/30/19

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  7/30/19

* Print the name and title of each signing officer under his or her signature.